UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

Item 1.    Reports to Stockholders.

SEI Tax Exempt Trust

Semi-Annual Report as of February 28, 2011

Tax Free Fund

Institutional Tax Free Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

California Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.0%

Arizona — 1.1%
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.310%, 03/07/11 (A)	$4,625	$4,625
Pima County, Unified School District No. 6 Marana, GO, AGM
4.000%, 07/01/11	2,000	2,021

		6,646

California — 2.9%
California State, Enterprise Development Authority, RB
1.350%, 04/01/11 (A)	5,000	5,000
Deutsche Bank Spears/Lifers Trust, Ser 477, RB, AGM, FGIC, AMBAC
0.260%, 03/04/11 (A)	1,000	1,000
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 48, RB, FGIC
0.260%, 03/03/11 (A) (B)	4,400	4,400
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 49, RB, FGIC
0.260%, 03/01/11 (A) (B)	2,400	2,400
San Jose, Financing Authority, Ser 3182X, RB, AMBAC
0.330%, 03/01/11 (A)	4,530	4,530

		17,330

Colorado — 2.2%
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.330%, 03/03/11 (A) (B)	5,440	5,440

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.260%, 03/01/11 (A) (B)	$3,000	$3,000
Southglenn, Metropolitan District, RB
0.280%, 03/03/11 (A) (B)	4,900	4,900

		13,340

Connecticut — 0.9%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.240%, 03/02/11 (A) (B)	5,575	5,575

Delaware — 1.0%
Delaware State, Economic Development Authority, School House Project, RB
0.450%, 03/02/11 (A) (B)	3,900	3,900
New Castle County, University Courtyard Apartments Project, RB
0.260%, 03/03/11 (A) (B)	2,000	2,000

		5,900

Florida — 4.6%
Austin Trust, Variable Certificates, Ser 2007-1036, COP, AMBAC
0.360%, 03/03/11 (A)	7,100	7,100
BB&T Municipal Trust, Ser 1020, RB
0.340%, 03/03/11 (A) (B)	1,100	1,100
BB&T Municipal Trust, Ser 1034, RB
0.340%, 03/02/11 (A) (B)	4,050	4,050
Collier County, Industrial Development Authority, Redlands Christian Migrant Project, RB
0.550%, 03/03/11 (A) (B)	595	595
Deutsche Bank Spears/Lifers Trust, Ser 579, RB, NATL
0.260%, 03/03/11 (A)	4,265	4,265
Eclipse Funding Trust, Solar Eclipse - Miami, Ser 2007-0045, RB
0.230%, 03/01/11 (A) (B)	3,000	3,000
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.300%, 03/01/11 (A) (B)	3,600	3,600
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.230%, 03/01/11 (A) (B)	3,800	3,800

		27,510

Georgia — 0.3%
Macon, Water Authority, Ser A, RB
0.260%, 03/03/11 (A)	1,800	1,800

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 11.8%
BB&T Municipal Trust, Ser 5001, RB
0.340%, 03/07/11 (A) (B)	$2,870	$2,870
Bloomington, GO
0.310%, 03/07/11 (A)	1,550	1,550
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.330%, 03/03/11 (A)	5,895	5,895
Deutsche Bank Spears/Lifers Trust, Ser 321, RB, FGIC
0.270%, 03/03/11 (A)	3,500	3,500
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, AGM
0.290%, 03/03/11 (A)	6,385	6,385
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.290%, 03/05/11 (A)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.290%, 03/03/11 (A)	4,720	4,720
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, NATL
0.260%, 03/07/11 (A)	2,946	2,946
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.480%, 03/02/11 (A) (B)	1,000	1,000
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.270%, 03/02/11 (A) (B)	1,000	1,000
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.270%, 03/02/11 (A) (B)	10,000	10,000
Illinois State, Finance Authority, Central Dupage Project, Ser A, RB
0.190%, 03/01/11 (A)	8,685	8,685
Illinois State, Finance Authority, RB
0.270%, 03/07/11 (A)	4,000	4,000
Macon County, Decatur Family YMCA Project, RB
0.280%, 03/02/11 (A) (B)	8,700	8,700
Schaumburg Village, Ser A, GO
0.310%, 03/03/11 (A)	400	400
Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.650%, 03/03/11 (A) (B)	4,350	4,350

		70,241

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 7.3%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.260%, 03/03/11 (A)	$2,140	$2,140
East Porter County, School Building, Downtown Smyrna Project, Ser 144, RB, NATL
0.260%, 03/03/11 (A)	5,145	5,145
East Porter County, School Building, Ser 145, RB, NATL
0.260%, 03/03/11 (A)	665	665
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.280%, 04/01/11 (A) (B)	2,275	2,275
Indiana State, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 03/01/11 (A) (B)	5,635	5,635
Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.390%, 03/03/11 (A) (B)	9,215	9,215
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.480%, 03/03/11 (A) (B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.330%, 03/03/11 (A) (B)	585	585
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.280%, 03/05/11 (A) (B)	1,030	1,030
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.260%, 03/03/11 (A) (B)	6,600	6,600
Puttable Floating Option Tax-Exempt Receipts, Ser 660, RB, NATL
0.410%, 03/05/11 (A)	7,025	7,025

		43,715

Iowa — 0.4%
Iowa State, Finance Authority, Morningside College Project, RB
0.230%, 03/01/11 (A) (B)	2,185	2,185

		2,185

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky — 2.1%
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.310%, 03/03/11 (A)	$4,100	$4,100
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.240%, 03/04/11 (A) (B)	8,130	8,130

		12,230

Maine — 2.5%
Maine State, Finance Authority, Ser A, RB
0.510%, 03/01/11 (A) (B)	14,700	14,700

Maryland — 0.2%
Maryland State, Washington Suburban Sanitation District, Ser A, BAN
0.270%, 03/02/11 (A)	1,300	1,300

Massachusetts — 3.7%
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.250%, 03/03/11 (A) (B)	2,065	2,065
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.560%, 03/03/11 (A) (B)	4,205	4,205
Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.240%, 03/03/11 (A) (B)	2,750	2,750
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.260%, 03/02/11 (A) (B)	500	500
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 51, GO, AMBAC
0.260%, 03/03/11 (A) (B)	7,625	7,625
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.260%, 03/03/11 (A) (B)	2,300	2,300
Massachusetts State, Water Resources Authority, Sub-Ser B, RB
0.230%, 03/02/11 (A) (B)	2,700	2,700

		22,145

Michigan — 2.4%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.310%, 03/05/11 (A)	1,360	1,360

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lakeview, School District, School Building & Site Project, Ser B, GO
0.300%, 03/02/11 (A)	$1,000	$1,000
Lakewood, Public Schools, Putters, Ser 2624Z, GO, AGM
0.220%, 03/01/11 (A)	3,800	3,800
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.220%, 03/01/11 (A)	2,915	2,915
Saline Area Schools, GO
0.300%, 03/03/11 (A) (B)	5,000	5,000

		14,075

Minnesota — 1.2%
Austin, Industrial Development Authority, Supervalu Project, RB
0.260%, 03/02/11 (A) (B)	3,325	3,325
Minnesota State, Rural Water Finance Authority, Public Construction Projects, RB
0.650%, 04/15/11	4,000	4,000

		7,325

Missouri — 1.2%
Missouri State, Health & Educational Facilities Authority, Drury University Project, RB
0.240%, 03/01/11 (A) (B)	2,730	2,730
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.300%, 03/07/11 (A) (B)	3,100	3,100
Missouri State, Public Utilities Commission, Interim Constraint Notes, RB
2.000%, 08/01/11	1,330	1,337

		7,167

Nebraska — 1.1%
Central Plains, Energy Project No. 2, RB
0.260%, 03/03/11 (A)	1,300	1,300
Douglas County, Hospital Authority No. 3, RB
0.270%, 03/03/11 (A)	5,030	5,030

		6,330

New Hampshire — 2.3%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.190%, 03/03/11 (A) (B)	5,000	5,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire State, Health & Education Facilities Authority, New London Hospital Project, RB
0.560%, 03/07/11 (A) (B)	$8,615	$8,615

		13,615

New Jersey — 0.2%
Deptford Township, Ser A, BAN
1.000%, 11/11/11	1,326	1,327

New York — 15.8%
Albany, Industrial Development Agency, Albany Medical Center Hospital Project, Ser A, RB
0.290%, 03/03/11 (A) (B)	980	980
Amsterdam, Enlarged City School District, BAN
1.250%, 06/30/11	6,300	6,307
Austin Trust, Variable Certificates, Ser 2008-3508, RB, AGM
0.320%, 03/03/11 (A)	6,450	6,450
Chautauqua County, Industrial Development Agency, Ser A, RB
0.260%, 03/03/11 (A) (B)	1,800	1,800
Cohoes City, School District, BAN
1.250%, 06/23/11	5,000	5,005
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.370%, 03/03/11 (A) (B)	9,665	9,665
Fulton City, School District, BAN
1.100%, 06/30/11	4,000	4,001
Nassau County, Industrial Development Agency, North Shore Hebrew Academy Project, RB
0.440%, 03/03/11 (A) (B)	2,360	2,360
Nassau County, Interim Finance Authority, Ser D-2, RB
0.270%, 03/02/11 (A)	5,000	5,000
New York City, Industrial Development Agency, United Jewish Appeal Project, Ser B, RB
0.240%, 03/02/11 (A)	200	200
New York City, Housing Development Authority, Multi-Family, The Crest Project, Ser A, RB
0.320%, 03/02/11 (A) (B)	1,000	1,000
New York City, Sub-Ser A-2, GO
0.280%, 03/02/11 (A) (B)	200	200
New York Liberty, Ser 41TP, RB
0.280%, 03/06/11 (A) (B)	2,000	2,000
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.230%, 03/03/11 (A) (B)	1,900	1,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Oxford University Press Project, RB
0.240%, 03/02/11 (A) (B)	$1,645	$1,645
New York State, Dormitory Authority, Wagner College Project, RB
0.190%, 03/02/11 (A) (B)	6,820	6,820
New York State, Dormitory Authority, Ser 11663, RB
0.270%, 03/03/11 (A)	21,675	21,675
New York State, Housing Finance Agency, 600 West 42nd Street Project, Ser A, RB
0.270%, 03/01/11 (A) (B)	6,800	6,800
New York State, Urban Development Authority, Putters, Ser 2283, RB, NATL
0.290%, 03/03/11 (A)	770	770
Plattsburgh City, School District, BAN,
1.200%, 07/08/11	3,264	3,266
Rockland County, Industrial Development Agency, Shock Tech Project, RB
0.320%, 03/02/11 (A) (B)	475	475
St. Lawrence County, Industrial Development Agency, United Helpers Independant Leveraging Project, RB
0.300%, 03/02/11 (A) (B)	2,635	2,635
Westchester County, Board of Cooperative Educational Services, RB
1.250%, 06/30/11	3,000	3,003

		93,957

North Carolina — 0.2%
Charlotte-Mecklenburg Hospital Authority, Ser B, RB
0.190%, 03/01/11 (A) (B)	1,000	1,000

Ohio — 0.5%
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.280%, 03/03/11 (A) (B)	960	960
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.280%, 03/01/11 (A) (B)	2,130	2,130

		3,090

Oklahoma — 0.5%
Oklahoma State, Development Finance Authority, Integris Project, Ser A3, RB, AGM
0.230%, 03/01/11 (A)	2,800	2,800

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 6.6%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.280%, 03/03/11 (A) (B)	$2,840	$2,840
BB&T Municipal Trust, Ser 2061, RB, FSA
0.280%, 03/03/11 (A) (B)	7,900	7,900
Delaware Valley, Regional Financial Authority, Municipal Securities Trust Receipts, RB
0.260%, 03/05/11 (A)	5,765	5,765
Manheim Township, School District, GO, AGM
0.300%, 03/03/11 (A)	7,405	7,405
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.250%, 03/03/11 (A) (B)	220	220
Pennsylvania State, Economic Development Financing Authority, RB
0.230%, 03/01/11 (A) (B)	1,115	1,115
RBC Municipal Products Trust, Ser C-13, RB
0.260%, 05/01/11 (A) (B)	4,000	4,000
RBC Municipal Products Trust, Ser E-16, RB
0.260%, 03/07/11 (A) (B)	10,000	10,000

		39,245

Puerto Rico — 6.0%
Austin Trust, Variable Certificates, Ser 2008-355, RB
0.440%, 03/03/11 (A) (B)	10,690	10,690
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.280%, 03/03/11 (A)	5,000	5,000
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.260%, 03/03/11 (A) (B)	7,300	7,300
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.230%, 03/07/11 (A) (B)	1,000	1,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.270%, 03/03/11 (A)	10,435	10,435
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.270%, 03/03/11 (A)	1,450	1,450

		35,875

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 0.8%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.380%, 03/03/11 (A) (B)	$4,610	$4,610

Texas — 6.3%
Austin, Water & Wastewater System, RB, AGM
0.370%, 03/03/11 (A)	600	600
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.260%, 03/03/11 (A)	1,750	1,750
Dickinson, Independent School District, Municipal Securities Trust Receipts, Ser SGA94, GO
0.240%, 03/01/11 (A)	2,400	2,400
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.276%, 03/03/11 (A) (B)	1,500	1,500
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.260%, 03/03/11 (A)	9,935	9,935
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
0.200%, 03/01/11 (A)	4,400	4,400
RBC Municipal Products Trust, Ser E-18, RB
0.260%, 03/03/11 (A) (B)	17,000	17,000

		37,585

Washington — 2.2%
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.260%, 03/06/11 (A)	12,785	12,785
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.230%, 03/01/11 (A) (B)	100	100

		12,885

Wisconsin — 4.6%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.230%, 03/01/11 (A) (B)	1,275	1,275
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.230%, 03/01/11 (A) (B)	2,200	2,200
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.330%, 03/03/11 (A)	23,952	23,952

		27,427

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Multi-State — 5.1%
BB&T Municipal Trust, Ser 1007, RB
0.340%, 03/03/11 (A) (B)	$635	$635
BB&T Municipal Trust, Ser 1015, RB
0.340%, 03/06/11 (A) (B)	4,000	4,000
BB&T Municipal Trust, Ser 1039, RB
0.340%, 03/03/11 (A) (B)	15,785	15,785
BB&T Municipal Trust, Ser 2031, RB, AGM
0.280%, 03/03/11 (A)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.340%, 03/02/11 (A) (B)	9,108	9,108

		30,228

Total Municipal Bonds (Cost $583,158) ($ Thousands)		583,158

Total Investments — 98.0% (Cost $583,158) ($ Thousands)		$583,158

Percentages	are based on Net Assets of $595,305 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

As of February 28, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

Alabama — 0.7%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.400%, 03/01/11 (A) (B)	$1,100	$1,100
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.310%, 03/03/11 (B)	5,000	5,000

		6,100

Arizona — 2.5%
Pima County, Industrial Development Authority, RB
0.310%, 03/03/11 (B)	9,300	9,300
Tempe, Industrial Development Authority, Friendship Village Project, Ser C, RB
0.390%, 03/03/11 (A) (B)	13,390	13,390

		22,690

Arkansas — 0.6%
JP Morgan Chase Putters/Drivers Trust, Ser 3693Z, RB, NATL-RE FGIC
0.310%, 03/03/11 (B)	5,345	5,345

California — 8.1%
California State, Communities Development Authority, Ser 3048, RB
0.330%, 03/03/11 (B)	17,000	17,000
California State, Enterprise Development Authority, RB
1.350%, 04/01/11 (B)	9,300	9,300
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.260%, 03/03/11 (B)	1,745	1,745
JP Morgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL
0.310%, 03/03/11 (B)	3,500	3,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.310%, 03/03/11 (B)	$20,160	$20,160
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 48, RB, FGIC
0.260%, 03/03/11 (A) (B)	8,500	8,500
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 49, RB, FGIC
0.260%, 03/01/11 (A) (B)	5,100	5,100
San Diego County, Museum of Art Project, COP
0.490%, 03/03/11 (A) (B)	1,200	1,200
Sequoia, Union High School District, Ser 2160, GO, AGM
0.290%, 03/03/11 (B)	6,965	6,965

		73,470

Colorado — 1.3%
Colorado State, Educational & Cultural Facilities Authority, Ser A-4, RB
0.160%, 03/01/11 (A) (B)	3,400	3,400
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Ser A-8 RB
0.210%, 03/01/11 (A) (B)	2,500	2,500
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Ser C, RB
0.210%, 03/01/11 (A) (B)	400	400
Colorado State, Health Facilities Authority, RB, AGM
0.260%, 03/02/11 (B)	3,715	3,715
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.260%, 03/01/11 (A) (B)	1,795	1,795

		11,810

Connecticut — 0.2%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.240%, 03/02/11 (A) (B)	1,975	1,975

Delaware — 0.5%
New Castle County, University Courtyard Apartments Project, RB
0.260%, 03/03/11 (A) (B)	4,445	4,445

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 6.3%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.240%, 03/01/11 (A) (B)	$3,040	$3,040
BB&T Municipal Trust, Ser 1034, RB
0.340%, 03/02/11 (A) (B)	11,765	11,765
Deutsche Bank Spears/Lifers Trust, Ser 492, RB, AMBAC
0.260%, 03/03/11 (B)	2,335	2,335
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.270%, 03/03/11 (B)	16,250	16,250
Deutsche Bank Spears/Lifers Trust, Ser 538, RB, AMBAC
0.260%, 03/03/11 (B)	2,210	2,210
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.260%, 03/03/11 (B)	2,890	2,890
Florida Development Finance, Center Court Properties Project, RB
0.300%, 03/03/11 (A) (B)	700	700
Florida State, Board of Education, Municipal Securities Trust Receipts, Ser 138, GO, NATL
0.330%, 03/02/11 (B)	2,690	2,690
JP Morgan Chase Putters, Ser 3617, RB
0.310%, 03/02/11 (B)	2,225	2,225
JP Morgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.310%, 03/03/11 (B)	4,590	4,590
Palm Beach County, Henry Morrison Flagler Project, RB
0.270%, 03/03/11 (A) (B)	4,175	4,175
Palm Beach County, Public Improvement Authority, Spears, Ser 184, RB, AMBAC
0.260%, 03/03/11 (B)	3,975	3,975
Sarasota County, Continuing Living Retirement Authority, Glenridge Palmer Project, RB
0.240%, 03/01/11 (A) (B)	200	200

		57,045

Georgia — 5.8%
Catoosa County, Industrial Development Authority, Galaxy Carpet Project, RB
0.330%, 03/03/11 (A) (B)	6,500	6,500
Gwinnett County, Development Authority, Nilhan Hospitality Project, RB
0.220%, 03/03/11 (A) (B)	7,000	7,000
Macon, Water Authority, Ser A, RB
0.260%, 03/03/11 (B)	1,725	1,725

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Main Street Natural Gas, Ser A, RB
0.260%, 03/03/11 (B)	$35,000	$35,000
Middle Coastal, Unified Development Authority, YMCA Coastal Project, RB
0.520%, 03/03/11 (A) (B)	3,015	3,015

		53,240

Idaho — 0.2%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.350%, 03/03/11 (A) (B)	1,410	1,410

Illinois — 4.9%
Chicago, Housing Authority, Putters, Ser 2933Z, RB, AGM
0.310%, 03/03/11 (B)	4,960	4,960
Chicago, Municipal Securities Trust Receipts, Ser 56 A, GO, FGIC
0.260%, 03/03/11 (A) (B)	3,275	3,275
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.330%, 03/03/11 (B)	2,200	2,200
Chicago, Wastewater Transmission, Second Lien, Sub-Ser C-1, RB
0.190%, 03/01/11 (A) (B)	5,400	5,400
Deutsche Bank Spears/Lifers Trust, Ser 321, RB, FGIC
0.270%, 03/03/11 (B)	6,445	6,445
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.260%, 03/03/11 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.260%, 03/07/11 (B)	1,600	1,600
Illinois State, Finance Authority, Glenkirk Project, RB
0.310%, 03/03/11 (A) (B)	1,575	1,575
Illinois State, Finance Authority, RB
0.270%, 03/07/11 (B)	2,855	2,855
JP Morgan Chase Putters/Drivers Trust, Ser 3721, RB
0.390%, 03/03/11 (B)	7,155	7,155
Regional Transportation Authority, Municipal Securities Trust Receipts, Ser 55 A, RB, FGIC
0.260%, 03/03/11 (A) (B)	4,835	4,835
Village of Peoria Heights, Christian School Project, RB
0.280%, 03/01/11 (A) (B)	2,260	2,260

		44,840

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 3.2%
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.250%, 03/03/11 (A) (B)	$1,700	$1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.250%, 03/03/11 (A) (B)	3,635	3,635
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.230%, 03/01/11 (A) (B)	1,065	1,065
Indianapolis, Industrial Development Authority, Joint & Clutch Apprenticeship Project, RB
0.280%, 04/01/11 (A) (B)	1,100	1,100
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.470%, 03/03/11	1,000	1,000
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.310%, 03/01/11 (B)	1,625	1,625
Puttable Floating Option Tax-Exempt Receipts, Ser 661, RB, NATL
0.410%, 03/07/11 (B)	4,205	4,205
Puttable Floating Option Tax-Exempt Receipts, Ser 662, RB, NATL
0.410%, 03/07/11 (B)	10,000	10,000
Puttable Floating Option Tax-Exempt Receipts, Ser 663, RB, NATL
0.410%, 03/01/11 (B)	4,945	4,945

		29,275

Iowa — 2.5%
Grinnell, Regional Medical Center Project, RB
0.230%, 03/01/11 (A) (B)	3,465	3,465
Iowa State, Finance Authority, Graceland University Project, RB
0.444%, 03/03/11 (A) (B)	2,780	2,780
Iowa State, Finance Authority, PAHC Project, RB
0.320%, 03/07/11 (A) (B)	6,020	6,020
Iowa State, Higher Education Loan Authority, Private College, University of Dubuque Project, RB
0.230%, 03/01/11 (A) (B)	500	500
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.230%, 03/01/11 (A) (B)	5,345	5,345

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mason City, Industrial Development Authority, Supervalu Project, RB
0.260%, 03/02/11 (A) (B)	$4,625	$4,625

		22,735

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.230%, 03/01/11 (A) (B)	1,945	1,945

Kentucky — 1.1%
Daviess County, Wendell Fosters Campus Project, RB
0.280%, 03/02/11 (A) (B)	2,730	2,730
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.310%, 03/03/11 (B)	3,275	3,275
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.280%, 03/01/11 (A) (B)	3,900	3,900

		9,905

Louisiana — 0.1%
Louisiana State, Public Facilities Authority, St. Martins Episcopal School Project, RB
0.680%, 03/03/11 (A) (B)	1,330	1,330

Massachusetts — 3.5%
JP Morgan Chase Putters/Drivers Trust, Ser 3691, RB, AMBAC
0.290%, 03/03/11 (B)	1,425	1,425
JP Morgan Chase Putters/Drivers Trust, Ser 3699, GO, AMBAC
0.290%, 03/03/11 (B)	4,600	4,600
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.560%, 03/02/11 (A) (B)	13,010	13,010
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.250%, 03/03/11 (A) (B)	3,760	3,760
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.560%, 03/03/11 (A) (B)	5,605	5,605
Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.540%, 03/03/11 (A) (B)	1,395	1,395

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	9

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.260%, 03/02/11 (A) (B)	$1,500	$1,500
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.260%, 03/03/11 (A) (B)	700	700

		31,995

Michigan — 1.6%
Lakeview, School District, School Building & Site Project, Ser B, GO
0.300%, 03/02/11 (B)	3,800	3,800
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.220%, 03/01/11 (B)	4,415	4,415
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.280%, 03/01/11 (A) (B)	3,300	3,300
Saline Area Schools, GO
0.300%, 03/03/11 (A) (B)	3,330	3,330

		14,845

Minnesota — 3.4%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.260%, 03/02/11 (A) (B)	2,255	2,255
Bloomington, Commercial Development Authority, ATS II Project, RB
0.260%, 03/03/11 (A) (B)	650	650
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.300%, 03/02/11 (A) (B)	1,075	1,075
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.230%, 03/01/11 (A) (B)	6,064	6,064
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.230%, 03/01/11 (A) (B)	855	855
Minnesota State, Rural Water Finance Authority, Public Construction Projects, RB
0.650%, 04/15/11	7,000	7,000
Minnesota State, Rural Water Finance Authority, Public Construction Projects, Ser B, RB
1.250%, 06/01/11	4,100	4,107
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.270%, 03/01/11 (A) (B)	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Woodbury, Saint Ambrose Project, RB
0.400%, 03/02/11 (A) (B)	$4,200	$4,200

		31,206

Mississippi — 0.3%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.650%, 03/01/11 (A) (B)	2,500	2,500

Missouri — 0.5%
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.230%, 03/01/11 (A) (B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury College Project, RB
0.240%, 03/01/11 (A) (B)	775	775
Missouri State, Public Utilities Commission, Interim Constraint Notes, RB
2.000%, 08/01/11	2,000	2,010
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.280%, 03/03/11 (A) (B)	1,300	1,300

		4,285

Nebraska — 2.2%
Central Plains, Energy Project No. 2, RB
0.260%, 03/03/11 (B)	17,015	17,015
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.260%, 03/02/11 (A) (B)	2,800	2,800

		19,815

New Hampshire — 1.6%
New Hampshire State, Health & Education Facilities Authority, Ser 11819, RB
0.270%, 03/03/11 (B)	14,750	14,750

New Jersey — 0.8%
Deptford Township, Ser A, BAN
1.000%, 11/11/11	3,000	3,003
New Jersey State, Economic Development Authority, RB
0.410%, 03/02/11 (A) (B)	4,635	4,635

		7,638

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 12.2%
Amsterdam, Enlarged City School District, BAN
1.250%, 06/30/11	$8,700	$8,711
Chautauqua County, Industrial Development Agency, Ser A, RB
0.260%, 03/03/11 (A) (B)	500	500
Cohoes City, School District, BAN
1.250%, 06/23/11	6,260	6,266
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.370%, 03/03/11 (A) (B)	2,535	2,535
Fulton City, School District, BAN
1.100%, 06/30/11	5,695	5,696
JP Morgan Chase Putters/Drivers Trust, Ser 3541Z, RB, NATL-RE FGIC
0.290%, 03/03/11 (B)	4,995	4,995
Long Island Power Authority, Sub-Ser 2, RB
0.210%, 03/01/11 (A) (B)	5,750	5,750
Nassau County, Industrial Development Agency, North Shore Hebrew Academy Project, RB
0.440%, 03/03/11 (A) (B)	22,090	22,090
New York City, Sub-Ser A-4, GO
0.230%, 03/01/11 (A) (B)	1,295	1,295
New York State, Dormitory Authority, Oxford University Press Project, RB
0.240%, 03/02/11 (A) (B)	2,330	2,330
New York State, Dormitory Authority, Ser 11559, RB
0.270%, 03/03/11 (B)	3,500	3,500
New York State, Dormitory Authority, Ser 11663, RB
0.270%, 03/03/11 (B)	8,000	8,000
New York State, General Services Authority, RB
0.350%, 03/03/11 (A) (B)	3,918	3,918
New York State, Thruway Authority, Ser 2800, RB
0.280%, 03/02/11 (B)	14,865	14,865
Plattsburgh City, School District, BAN
1.200%, 07/08/11	3,800	3,802
Sales Tax Asset Receivable, Putters, Ser 599, RB, NATL
0.290%, 03/03/11 (B)	3,080	3,080
Southeast New York, BAN
1.250%, 10/14/11	4,600	4,614
Triborough Bridge & Tunnel Authority, Municipal Securities Trust Receipts, Ser 54 A, RB, FGIC
0.260%, 03/03/11 (A) (B)	3,830	3,830

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
0.260%, 03/07/11 (B)	$300	$300
Westchester County, Board of Cooperative Educational Services, RB
1.250%, 06/30/11	5,000	5,004

		111,081

North Carolina — 4.9%
BB&T Municipal Trust, Ser 1021, RB
0.340%, 03/03/11 (A) (B)	8,400	8,400
BB&T Municipal Trust, Ser 1024, RB
0.340%, 03/03/11 (A) (B)	4,900	4,900
BB&T Municipal Trust, Ser 1025, RB
0.340%, 03/07/11 (A) (B)	10,795	10,795
BB&T Municipal Trust, Ser 1027, RB
0.340%, 03/07/11 (A) (B)	6,590	6,590
BB&T Municipal Trust, Ser 1037, RB
0.410%, 03/03/11 (A) (B)	5,100	5,100
North Carolina State, Educational Facilities Finance Agency, Wingate University Project, RB
0.380%, 03/03/11 (A) (B)	8,420	8,420
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.270%, 03/07/11 (A) (B)	125	125

		44,330

Ohio — 2.1%
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.180%, 03/01/11 (B)	100	100
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.280%, 03/07/11 (A) (B)	5,365	5,365
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.280%, 03/03/11 (A) (B)	3,055	3,055
Summit County, Port Authority, Barberton YMCA Project, RB
0.280%, 03/07/11 (A) (B)	2,865	2,865
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.270%, 03/02/11 (B)	7,700	7,700

		19,085

Oklahoma — 0.3%
Oklahoma State, Development Finance Authority, Integris Project, Ser A3, RB, AGM
0.230%, 03/01/11 (B)	2,400	2,400

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	11

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 1.3%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.250%, 03/03/11 (A) (B)	$1,100	$1,100
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.280%, 03/03/11 (A) (B)	1,490	1,490
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.250%, 03/03/11 (A) (B)	3,400	3,400
RBC Municipal Products Trust, Ser E-12, RB
0.260%, 03/07/11 (A) (B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.240%, 03/03/11 (A) (B)	1,920	1,920

		11,910

Puerto Rico — 5.8%
Austin Trust, Variable Certificates, Ser 2008-355, RB
0.440%, 03/03/11 (A) (B)	11,500	11,500
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.280%, 03/03/11 (B)	1,565	1,565
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.260%, 03/03/11 (A) (B)	8,160	8,160
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.270%, 03/03/11 (B)	22,800	22,800
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.270%, 03/03/11 (B)	1,200	1,200
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11765, RB
0.270%, 03/03/11 (B)	7,200	7,200

		52,425

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Jewish Seniors Agency Project, RB
0.390%, 03/01/11 (A) (B)	5,605	5,605

South Carolina — 1.1%
BB&T Municipal Trust, Ser 1013, COP
0.340%, 03/03/11 (A) (B)	500	500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Macon Trust, Variable Certificates, Ser 2007-303, RB
0.380%, 03/03/11 (A) (B)	$4,600	$4,600
South Carolina State, Public Service Authority, Putters, Ser 1203, RB, AMBAC
0.310%, 03/03/11 (B)	4,800	4,800

		9,900

South Dakota — 0.4%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.260%, 03/02/11 (A) (B)	3,900	3,900

Tennessee — 0.4%
Shelby County, Health Educational & Housing Facilities Board, Methodist Le Bonheur Project, Ser B, RB, AGM
0.400%, 03/01/11 (B)	4,000	4,000

Texas — 3.1%
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.260%, 03/03/11 (B)	7,405	7,405
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.260%, 03/03/11 (B)	3,615	3,615
Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.260%, 03/03/11 (B)	3,915	3,915
Eclipse Funding Trust, Solar Eclipse, El Paso, Ser 2006-0071, GO
0.250%, 03/03/11 (A) (B)	3,900	3,900
San Antonio, Education Facilities Authority, Trinity University Project, RB
0.240%, 03/01/11 (B)	8,300	8,300
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.270%, 03/02/11 (A) (B)	1,000	1,000

		28,135

Utah — 1.6%
Lehi City, Electric Utility Revenue Authority, RB
0.310%, 03/03/11 (A) (B)	7,100	7,100
West Valley, Industrial Development Authority, Johnson Matthey Project, RB
0.220%, 03/01/11 (A) (B)	7,050	7,050

		14,150

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 1.3%
Central Puget Sound, Regional Transit Authority, Putters, Ser 2625Z, RB, AGM
0.220%, 03/01/11 (B)	$100	$100
Eclipse Funding Trust, RB
0.230%, 03/01/11 (A) (B)	3,100	3,100
University of Washington, Floaters, Ser 3005, RB
0.270%, 03/03/11 (B)	900	900
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.270%, 03/03/11 (B)	7,310	7,310
Washington State, Housing Finance Commission, Annie Wright School Project, RB
0.240%, 03/01/11 (A) (B)	250	250
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.230%, 03/01/11 (A) (B)	400	400

		12,060

West Virginia — 1.6%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.280%, 03/03/11 (A) (B)	1,440	1,440
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.380%, 03/03/11 (A) (B)	4,070	4,070
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.380%, 03/07/11 (A) (B)	3,500	3,500
Putnam County, Industrial Development Authority, FMC Project, RB
0.300%, 03/01/11 (A) (B)	5,300	5,300

		14,310

Wisconsin — 6.4%
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.230%, 03/01/11 (A) (B)	4,715	4,715
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.230%, 03/01/11 (A) (B)	300	300
Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.480%, 03/03/11 (A) (B)	3,810	3,810
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.330%, 03/03/11 (B)	34,504	34,504

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wisconsin State, Health & Educational Facilities Authority, Ser 2187, RB
0.330%, 03/03/11 (B)	$1,579	$1,578
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.230%, 03/03/11 (A) (B)	5,500	5,500
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.430%, 03/03/11 (B)	7,150	7,150
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB
0.340%, 03/03/11 (B)	1,115	1,115

		58,672

Multi-State — 3.0%
BB&T Municipal Trust, Ser 1007, RB
0.340%, 03/03/11 (A) (B)	2,665	2,665
BB&T Municipal Trust, Ser 1010, RB
0.290%, 03/03/11 (A) (B)	2,825	2,825
BB&T Municipal Trust, Ser 1012, RB
0.340%, 03/03/11 (A) (B)	6,975	6,975
BB&T Municipal Trust, Ser 1039, RB
0.340%, 03/03/11 (A) (B)	11,905	11,905
BB&T Municipal Trust, Ser 2031, RB, AGM
0.280%, 03/03/11 (B)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.260%, 03/03/11 (B)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.340%, 03/02/11 (A) (B)	1,092	1,092

		27,162

Total Municipal Bonds (Cost $893,719) ($ Thousands)		893,719

Total Investments — 98.2% (Cost $893,719) ($ Thousands)		$893,719

Percentages	are based on Net Assets of $910,280 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

As of February 28, 2011, all the Fund’s investments are Level 2 in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	13

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Alabama — 1.0%
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB Callable 05/01/13 @ 103
5.000%, 05/01/14	$5,000	$5,517
Mobile, Industrial Development Board of Pollution, Barry Power Project, Ser B, RB
4.875%, 06/01/34 (A)	3,500	3,683

		9,200

Alaska — 1.8%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,265
Alaska State, Housing Finance Authority, Ser A-1, RB Callable 04/01/11 @ 100
6.000%, 06/01/15	1,940	1,949
Alaska State, Housing Finance Authority, Ser B, RB, NATL Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,173
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,758
Alaska State, International Airport Authority, Ser A, AMT, RB, NATL
5.000%, 10/01/12	2,000	2,106

		16,251

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona — 3.6%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB Callable 01/01/13 @ 100
5.000%, 01/01/25	$4,000	$4,082
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,784
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,741
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (A)	3,690	3,613
Mesa, Utility Systems Authority, RB, NATL-RE FGIC
6.500%, 07/01/11	2,000	2,036
Phoenix, Civic Improvement, Junior Lien, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,539
Phoenix, Civic Improvement, Junior Lien, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,156
Pima County, Industrial Development Authority, Ser A, RB
5.125%, 07/01/15	1,105	1,098
Pima County, Sewer System Authority, RB, AGM Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,106
Pima County, Unified School District, GO, AGM Callable 07/01/12 @ 100
4.750%, 07/01/14	1,025	1,065
Pima County, Unified School District, GO, AGM Pre-Refunded @ 100
4.750%, 07/01/12 (B)	1,975	2,086
Scottsdale, Industrial Development Authority, Scottsdale Health Care Project, Ser A, RB Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	3,955

		32,261

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Mortgage Backed Securities Program, Ser A, RB Callable 04/04/11 @ 100
4.700%, 07/01/16	$150	$150
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,711
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,711

		3,572

California — 11.8%
California Health Facilities Financing Authority, Ser B, RB Callable 08/15/20 @ 100
5.250%, 08/15/23	1,535	1,561
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,562
California State, Communities Development Authority, RB
5.000%, 06/15/13	1,665	1,763
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,519
California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	8,130	8,868
California State, GO Callable 10/01/11 @ 100
6.250%, 10/01/19	480	481
California State, GO Callable 06/01/11 @ 100
5.250%, 06/01/12	690	697
California State, GO Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,517
California State, GO
5.000%, 03/01/17	2,675	2,953
5.000%, 10/01/18	3,000	3,303
California State, Municipal Finance Authority, Community Hospitals Project, RB Callable 02/01/19 @ 100
5.250%, 02/01/24	920	837
California State, Ser A, GO Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	1,933

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 07/01/20	$5,000	$5,537
City of Irvine, Ser A, SAB Callable 04/01/11 @ 100
0.240%, 09/02/29 (A) (C)	3,400	3,400
City of Newport Beach, Ser D, RB Callable 03/02/11 @ 100
0.230%, 12/01/40 (A) (C)	1,000	1,000
City of Upland, COP Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,272
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,097
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 03/18/11 @ 100
5.000%, 06/01/20	1,000	987
Golden State, Tobacco Securitization Project, Ser A-1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	2,000	1,427
Golden State, Tobacco Securitization Project, Ser A-1, RB Pre-Refunded @ 100
6.750%, 06/01/13 (B)	1,500	1,690
Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,105
5.250%, 11/01/20	1,000	1,089
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,369
Lammersville, School District No. 2002, Mountain House Project, SAB Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	808
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,431
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	1,947
Los Angeles, Wastewater Authority, Sub-Ser A, RB Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,187
Northern California, Tobacco Securitization Authority, Ser A-1, RB Callable 06/01/15 @ 100
4.750%, 06/01/23	820	725

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Roseville Westpark, Community Facilities District No. 1, SAB Callable 09/01/11 @ 103
5.200%, 09/01/26	$1,000	$863
Sacramento County, Airport Systems Project, Sub-Ser D, RB Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,375
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,159
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	3,705
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,589
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,237
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,122
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,362
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	5,944
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,303
Vernon, Electrical Systems Revenue Authority, Ser A, RB Callable 08/01/19 @ 100
5.125%, 08/01/21	3,000	3,050

		104,774

Colorado — 0.4%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,209

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB Callable 08/01/11 @ 102
4.875%, 08/01/13	$65	$65

		3,274

Connecticut — 1.3%
Connecticut State, Economic Recovery Authority, Ser A, GO
5.000%, 01/01/16	3,500	3,976
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,762
Connecticut State, Second Lien, Ser 1, SAB
5.000%, 02/01/16	3,000	3,389
Connecticut State, Transportation Infrastructure Authority, Ser B, SAB
6.125%, 09/01/12	755	791

		11,918

Delaware — 0.5%
Delaware Transportation Authority, Ser A, RB
5.000%, 07/01/17	3,500	4,029

Florida — 9.0%
Broward County, Airport System Authority, Ser L, RB, AMBAC Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,755
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,524
Citizens Property Insurance, Secured High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,628
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,488
5.500%, 06/01/17	2,000	2,137
5.250%, 06/01/17	2,815	2,969
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,864
Escambia County, Health Facilities Authority, Ascension Health Credit Project, Ser A, RB
5.250%, 11/15/13	1,500	1,645

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, AGM
6.000%, 07/01/13	$3,490	$3,843
Florida State, Housing Finance Authority, Homeowner Mortgage Project, Ser 1, RB, AGM Callable 03/18/11 @ 100
5.750%, 01/01/17	20	20
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,403
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,761
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,875
Florida State, Water Pollution Control Financing Authority, Ser A, RB Callable 01/15/19 @ 100
5.000%, 01/15/25	3,000	3,194
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,500
Hillsborough County, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,594
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,408
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,103
Lakeland, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,767
Miami-Dade County, Educational Facilities Authority, University of Maimi Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,145
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC Pre-Refunded @ 100
5.000%, 04/01/14 (B)	4,500	5,007
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,458
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,826

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	$2,100	$2,342
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,070
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,581

		79,907

Georgia — 2.1%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	5,671
6.000%, 11/01/25	1,950	2,104
Georgia State, Housing & Finance Authority, Single-Family Mortgage Project, Sub-Ser B-4, AMT, RB Callable 04/04/11 @ 100
5.250%, 06/01/20	2,540	2,638
Georgia State, Municipal Electric Power Authority, Ser V, RB, NATL
6.500%, 01/01/12	955	997
Gwinnett County, Development Authority, Public Schools Project, COP, NATL Pre-Refunded @ 100
5.250%, 01/01/14 (B)	2,000	2,233
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/23 (B)	3,080	3,581
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	1,155	1,079

		18,303

Guam — 0.1%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	750	735

Hawaii — 0.9%
Hawaii State, Ser DR, GO
5.000%, 06/01/15	3,500	3,957

Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,083
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,772

		7,812

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	17

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB Callable 04/04/11 @ 100
5.600%, 01/01/21	$105	$106

Illinois — 4.2%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC Callable 04/04/11 @ 100
5.500%, 01/01/12	5,000	5,042
Chicago, Ser A, GO, AGM Pre-Refunded @ 100
5.000%, 01/01/14 (B)	2,590	2,874
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,150
Illinois State, GO
5.000%, 01/01/17	3,000	3,121
Illinois State, GO Callable 01/01/20 @ 100
5.000%, 01/01/22	3,500	3,451
5.000%, 01/01/24	1,000	965
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.500%, 06/01/23	1,975	1,887
Illinois State, Railsplitter Tobacco Settlement Authority, RB
6.250%, 06/01/24	3,500	3,518
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,232
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	2,995
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,195
Illinois State, Toll Highway Authority, Ser A-1, RB Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,264
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,379

		37,073

Indiana — 1.7%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,416

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	$1,105	$1,127
Indiana University, Student Fee Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,273
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,101
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,421
Indianapolis, Thermal Energy Systems Project, Ser A, RB, NATL Pre-Refunded @ 101
5.500%, 10/01/12 (B)	2,860	2,974

		15,312

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,418

Kansas — 0.1%
Wyandotte County, Kansas City Unified Government, Legends Village West Project, RB Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	1,049

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	2,400	2,756
New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	1,735	1,813

		4,569

Maryland — 2.6%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,445
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/20 @ 100
5.750%, 09/01/25	1,990	1,862

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	$1,335	$1,517
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,645
Maryland State, GO
5.000%, 03/01/18	3,500	4,105
Maryland State, State & Local Facilities Loan, Ser 2, GO
5.000%, 08/01/16	3,925	4,559
Maryland State, State & Local Facilities Loan, Ser C, GO
5.000%, 11/01/17	1,725	2,020
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,964

		23,117

Massachusetts — 3.8%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	1,580	1,594
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,436
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,594
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB Callable 03/02/11 @ 100
0.150%, 11/01/49 (A)	3,000	3,000
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,530
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,708
Massachusetts State, Ser A, GO
5.250%, 08/01/13	3,235	3,555
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,557
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,163

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 08/01/16	$2,250	$2,606
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,285

		34,028

Michigan — 1.8%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,535
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	1,590	1,637
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,234
Michigan State, Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,240
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,420
Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,579

		15,645

Minnesota — 1.4%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,563
Minnesota State, Municipal Power Agency, RB Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,056
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,657
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,924

		12,200

Missouri — 1.2%
Missouri State, Highway & Transportation Commission, Second Lien, RB Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,538
5.250%, 05/01/23	1,290	1,426

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	19

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	$2,000	$2,159
St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,605
Wyandotte County, Kansas City Unified Government, Sub-Ser, RB
6.180%, 06/01/21 (D)	3,490	1,901

		10,629

Nevada — 0.7%
Clark County, Airport Authority, Ser D, RB Callable 01/01/20 @ 100
5.000%, 07/01/23	2,250	2,282
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	2,838
Henderson, Local Improvement Districts, Ser T-18, SAB Callable 09/01/11 @ 103
5.300%, 09/01/35	1,990	1,022

		6,142

New Jersey — 4.7%
New Jersey State, Economic Development Authority, Ser EE, RB
5.000%, 09/01/18	3,500	3,706
New Jersey State, Economic Development Authority, Ser EE, RB Callable 03/01/21 @ 100
5.250%, 09/01/23	5,000	5,153
New Jersey State, Economic Development Authority, Ser GG, RB Callable 03/01/21 @ 100
5.750%, 09/01/23	2,500	2,674
New Jersey State, Economic Development Authority, Cigarette Tax, RB, FGIC
5.000%, 06/15/11	3,000	3,028
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,340
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,417

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	$2,500	$2,706
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	2,595	2,684
5.000%, 01/01/18	3,000	3,087
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	5,785
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	7,705

		41,285

New Mexico — 1.7%
Farmington, Public Service Project, Ser A, RB Callable 11/01/20 @ 100
4.700%, 05/01/24	2,695	2,480
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	360	366
5.000%, 09/01/13	2,415	2,575
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,833
New Mexico State, Ser B, RB
5.000%, 07/01/13	4,215	4,592

		14,846

New York — 10.4%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,556
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,145
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,211
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,698
New York & New Jersey, Port Authority, RB Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,572

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	$2,325	$2,738
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	2,934
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,111
New York City, Municipal Water Finance Authority, Ser B, RB, AGM Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,328
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC Callable 12/15/14 @ 100
5.000%, 06/15/21	1,385	1,487
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,264
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	5,625	6,179
5.000%, 08/01/22	2,000	2,170
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,329
New York City, Sub-Ser A-10, GO
0.210%, 08/01/17 (A) (C)	2,300	2,300
New York City, Sub-Ser A-10, GO Callable 03/02/11 @ 100
0.210%, 08/01/16 (A) (C)	1,300	1,300
New York City, Sub-Ser E-5, GO Callable 04/01/11 @ 100
0.170%, 08/01/15 (A) (C)	2,600	2,600
New York City, Transitional Finance Authority, Future Secured Tax Project, Ser B, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,151
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
5.500%, 11/01/26 (A) (E)	3,250	3,351
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,592
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,602

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	$4,000	$4,242
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	203
New York State, Environmental Facilities Authority, Ser B, RB Callable 06/15/18 @ 100	1,580	1,761
New York State, Environmental Facilities Authority, Ser K, RB
5.500%, 06/15/15	1,500	1,743
New York State, Local Government Assistance, Sub-Ser 2003A, RB
5.000%, 04/01/17	2,000	2,301
5.000%, 04/01/18	5,000	5,792
New York State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,696
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,306
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,474
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,510
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,569

		92,215

North Carolina — 0.2%
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,046

Ohio — 2.9%
Kent State, University Revenues, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,680
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,628

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	21

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	$2,805	$2,862
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,780
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,654
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,240
Ohio State, GO
6.100%, 08/01/12	2,000	2,153
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,188
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,070
Ohio State, Water Development Authority, Ser A, RB Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,012

		25,267

Oklahoma — 0.9%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,312

Oregon — 0.4%
Oregon State, Department of Administrative Services, Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,220

Pennsylvania — 7.5%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,390	1,476
Allegheny County, Port Authority, RB Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,202

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	$2,935	$3,015
Butler County, Hospital Authority, Butler Health Systems Project, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,631
Cumberland County, Municipal Authority, Diakon Lutheran Project, RB
6.250%, 01/01/24	1,500	1,559
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB Callable 08/15/20 @ 100
5.250%, 08/15/30	1,445	1,232
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,296
5.500%, 07/01/12	5,925	6,202
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,061
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,626
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,853
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	3,990
Pennsylvania State, Economic Development Financing Authority, Exelon Generation Project, Ser A, RB Callable 06/01/12 @ 100
5.000%, 12/01/42 (A)	905	936
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,734
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,943

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	$3,120	$3,592
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,713
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,798
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,629
Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	1,785	1,927
Philadelphia, Water & Wastewater Authority, Ser A, RB
5.000%, 06/15/15	3,650	3,987
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,508
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,276

		66,186

Puerto Rico — 6.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,621
Puerto Rico Commonwealth, Government Development Board, RB, NATL Callable 12/01/12 @ 101
4.750%, 12/01/15	3,035	3,056
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,086
5.000%, 12/01/13	1,000	1,061
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	1,725	1,733
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB Callable 06/01/16 @ 100
5.000%, 06/01/21	3,855	3,827
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,103

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser, RB
5.500%, 12/01/15	$4,370	$4,884

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (F)	5	5
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,081
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	2,000	2,050
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (A) (C)	3,000	3,069
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,298
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,788
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,457
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,500	1,537
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	6,807
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/14 @ 100
6.125%, 08/01/29	1,500	1,540
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	3,699

		53,702

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	23

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB Callable 04/04/11 @ 100
4.950%, 10/01/16	$500	$500

South Carolina — 0.6%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,225
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	915
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (F)	1,020	1,238
South Carolina State, Jobs-Economic Development Authority, Bon Secours Health Project, Ser A, RB Pre-Refunded @ 100
5.625%, 11/15/12 (B)	295	319

		5,697

Tennessee — 0.6%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/17	1,730	1,982
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,573
Nashville & Davidson Counties, Metropolitan Government, Cable Converter Project, RB, NATL-RE FGIC
7.700%, 01/01/12	1,395	1,467

		5,022

Texas — 6.2%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,184
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,059
Dallas, Area Rapid Transit Authority, Senior Lien, RB, AMBAC Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,566

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	$3,495	$3,661
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/23	300	306
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,249
Gulf Coast, Waste Disposal Authority, BP Products of North America, RB
2.300%, 01/01/26 (A)	420	420
2.300%, 01/01/42 (A)	820	819
Houston, Community College, Northline Mall Campus Project, RB, AMBAC Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,016
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.399%, 09/01/15 (D)	5,500	4,493
Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	1,775	2,055
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,179
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,427
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,303
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,223
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	265
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,401
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,144
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12 (F)	405	432

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12	$1,640	$1,726
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	17
Texas A&M University, RB Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,448
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,509
Texas State, Municipal Power Agency, RB, NATL
10.908%, 09/01/16 (D) (F)	25	22
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,323
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,378
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,749

		55,374

Utah — 0.3%
Utah State, Intermountain Power Agency, Sub-Ser A, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,751

Vermont — 0.1%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM Callable 11/01/14 @ 100
5.000%, 05/01/34	640	650

Virginia — 1.4%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,022
Fairfax County, Ser A, GO
5.000%, 04/01/18	1,630	1,915
University of Virginia, Ser B, RB Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,579

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 06/01/21	$1,500	$1,572
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	1,994
4.300%, 07/01/13	1,875	1,925
Virginia State, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,238

		12,245

Washington — 3.1%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,408
Port of Seattle Washington, Ser C, AMT, RB
5.000%, 02/01/20	2,000	2,132
Port of Seattle Washington, AMT, GO Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,095
Seattle, Municipal Light & Power Improvement Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,006
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	2,000	2,305
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/20	5,000	5,742
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/14	2,120	2,367
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,547
Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	4,000	4,033

		27,635

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser E, AMT, RB
5.750%, 09/01/27	415	415

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	25

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	$1,550	$1,600

Total Municipal Bonds (Cost $854,007) ($ Thousands)		873,292

TAX EXEMPT CORPORATE BOND — 0.6%

California — 0.6%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	6,000	5,376

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		5,376

CASH EQUIVALENT — 0.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (G)	1,853,761	1,854

Total Cash Equivalent (Cost $1,854) ($ Thousands)		1,854

Total Investments — 99.4% (Cost $861,817) ($ Thousands)		$880,522

Percentages	are based on Net Assets of $885,738 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2011. The coupon on a step bond changes on a specified date.

(F)	Security is escrowed to maturity.

(G)	Rate shown is the 7-day effective yield as of February 28, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$873,292	$—	$873,292
Tax Exempt Corporate Bond	—	5,376	—	5,376
Cash Equivalent	1,854	—	—	1,854

Total Investments in Securities	$1,854	$878,668	$—	$880,522

The accompanying notes are an intregal part of the financial statements.

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.2%

Arizona — 4.6%
Pima County, COP
4.000%, 06/01/11	$5,000	$5,037
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.310%, 03/01/16 (A)	3,500	3,500
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,310
Yavapai County, Industrial Development Authority, Republic Services Project, RB
2.100%, 04/01/29 (A)	15,000	15,000

		25,847

California — 18.6%
California State, Communities Development Authority, Kaiser Permanente Project, Ser E, RB
4.000%, 11/01/36 (A)	4,300	4,325
California State, Communities Development Authority, Kaiser Permanente Project, Ser E2, RB
4.000%, 04/01/44 (A)	10,000	10,047
California State, Enterprise Development Authority, RB
1.350%, 01/01/42 (A)	10,700	10,700
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (A)	2,800	2,924
California State, Health Facilities Financing Authority, Cedars Sinai Medical Center Project, RB
5.000%, 08/15/11	1,000	1,016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Infrastructure & Economic Development Bank, J. Paul Project, Ser A-4, RB
1.650%, 10/01/47 (A)	$2,700	$2,703
Compton, Unified School District, Ser E-2, TRAN
2.000%, 03/31/11	6,000	6,006
Fontana, Unified School District, BAN
4.000%, 12/01/12	5,300	5,434
3.973%, 12/01/12 (B)	3,000	2,971
Gilroy, Unified School District, BAN
5.000%, 04/01/13	2,800	2,978
3.409%, 04/01/13 (B)	2,000	1,890
Golden Empire Schools, Financing Authority, Kern Highschool District Project, RB
4.000%, 05/01/12	4,100	4,191
Imperial Community College District, GO
3.987%, 08/01/14 (B)	7,345	6,425
Irvine, Unified School District No. 86-1, Community Facilities, SAB, AGM
3.000%, 09/01/11	3,070	3,092
Long Beach Community College District, Ser A, GO
9.850%, 01/15/13	20,000	23,175
Los Angeles, Department of Airports, Ser E, RB
3.000%, 05/15/11	3,165	3,178
Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	1,250	1,266
Orland, Unified School District, BAN
3.000%, 04/01/12	3,330	3,379
2.576%, 04/01/12 (B)	840	822
San Bernardino County, Arrowhead Project, Ser A, COP
3.000%, 08/01/11	1,000	1,008
San Luis Obispo County, Cuesta Community College, Ser A, COP Callable 04/04/11 @ 100
3.125%, 11/01/12	5,600	5,608
San Ramon Valley, Unified School District, Ser A, GO, NATL-RE FGIC
1.158%, 07/01/12 (B)	2,445	2,407

		105,545

Colorado — 3.8%
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB Pre-Refunded @ 100
5.250%, 09/01/11 (C)	1,000	1,024

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	27

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser B, RB
5.000%, 07/01/39 (A)	$10,075	$10,679
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser C-8, RB
4.100%, 09/01/36 (A)	2,815	2,885
Grand Elk Ranch, General Improvement District, GO Pre-Refunded @ 100
7.000%, 12/01/12 (C)	1,000	1,107
Lincoln Park, Metropolitan District, GO Pre-Refunded @ 102
7.750%, 12/01/11 (C)	3,765	3,968
University of Colorado, Enterprise System Refinance & Improvement Project, RB, NATL-RE FGIC
5.000%, 06/01/11	1,715	1,734

		21,397

Delaware — 0.5%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (A)	3,000	3,012

Florida — 5.0%
BB&T Municipal Trust, Ser 1020, RB
0.340%, 04/01/24 (A) (D)	4,500	4,500
Duval County, School Board, COP, AGM
5.000%, 07/01/12	1,000	1,046
Florida State, Education System, University System Improvement Project, Ser A, RB, AMBAC
5.000%, 07/01/11	5,015	5,088
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 04/04/11 @ 100
4.000%, 11/01/11	3,045	3,046
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (E)	35	37
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	985	1,043
Manatee County, RB
3.000%, 04/01/13	1,000	1,031
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,524

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Industrial Development Authority, Waste Management Project, RB Callable 04/04/11 @ 100
1.750%, 12/01/18 (A)	$5,000	$4,993
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, RB, AGM
4.000%, 06/01/11	980	987
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,173
South Broward, Hospital District, Ser A, RB, NATL
5.250%, 05/01/12	3,955	4,127

		28,595

Georgia — 0.3%
Cobb County, Development Authority, Waste Management Project, Ser A, RB
1.400%, 04/01/33 (A)	1,000	1,000
Georgia State, Municipal Electric Authority, Ser A, RB, AGM
5.500%, 01/01/12	500	519

		1,519

Illinois — 2.8%
Chicago, Wastewater Transmission Project, Ser A, RB
3.500%, 01/01/12	1,305	1,331
Illinois State, Development Finance Authority, McGaw YMCA Project, RB Callable 04/01/11 @ 100
0.360%, 06/01/27 (A) (D)	3,700	3,700
Illinois State, Finance Authority, Art Institute of Chicago, RB Pre-Refunded @ 100
4.100%, 03/01/34 (A) (C)	4,500	4,801
Illinois State, Finance Authority, Waste Management Project, RB
1.450%, 04/01/13 (A)	1,750	1,744
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,108
Rock Island-Mercer Counties, Community College District No. 503, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,020
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,114

		15,818

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 2.9%
East Porter County, School Building, Ser 145, RB, NATL Callable 07/15/15 @ 100
0.260%, 07/15/16 (A)	$5,000	$5,000
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A1, RB
3.625%, 11/15/36 (A)	4,100	4,156
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A5, RB
5.000%, 11/01/27 (A)	1,000	1,074
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,911
St. Joseph County, Economic Development Authority, RB
4.000%, 12/30/11	1,125	1,146
4.000%, 06/30/12	1,135	1,167
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,010

		16,464

Iowa — 1.4%
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,470
Iowa State, Finance Authority, Genesis Health Systems Project, RB
4.000%, 07/01/12	1,000	1,037
3.000%, 07/01/11	2,705	2,723
Iowa State, Finance Authority, Iowa Health Systems Project, Ser F, RB
5.000%, 08/15/39 (A)	2,500	2,622

		7,852

Kansas — 0.4%
Kansas State, Development Finance Authority, Sisters Leavenworth Project, Ser A, RB
2.500%, 01/01/13	1,265	1,285
Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	1,000	1,039

		2,324

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care System Project, Ser A, RB
5.000%, 08/15/11	1,000	1,020

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 08/15/12	$1,000	$1,053

		2,073

Louisiana — 0.5%
England, Sub-District No. 1, RB, NATL-RE FGIC
5.000%, 08/15/12	1,120	1,179
Jefferson Parish, School Board, RB
2.000%, 03/01/14	1,000	1,003
Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/11	750	760

		2,942

Maine — 0.5%
Maine State, Health & Higher Educational Facilities Authority, Ser B, RB
3.000%, 07/01/12	2,620	2,674

Massachusetts — 1.5%
Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	955	957
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-3, RB
2.700%, 10/01/37 (A)	7,500	7,542

		8,499

Michigan — 6.3%
Avondale, School District, GO, AGM
2.500%, 05/01/11	1,000	1,002
Michigan State, Hospital Finance Authority, RB
1.500%, 11/15/47 (A)	2,000	2,017
Michigan State, Housing Development Authority, Ser A, RB
3.600%, 12/01/12	1,100	1,122
Michigan State, Housing Development Authority, Ser B, RB
3.100%, 06/01/11	1,000	1,002
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser A, RB
2.000%, 05/01/11	1,000	1,001
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser C, RB
5.000%, 05/01/11	1,115	1,121
5.000%, 05/01/12	1,440	1,491

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	29

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Municipal Bond Authority, School Loan Program, Ser A, RB
5.250%, 06/01/11	$1,275	$1,289
Michigan State, Ser C, GO
5.000%, 05/01/11	1,750	1,763
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (A)	5,000	5,060
Wayne County, Airport Authority, Ser C, RB
1.500%, 12/01/11	15,270	15,295
Wayne County, Airport Authority, Ser D, RB
3.000%, 12/01/13	1,665	1,693
2.000%, 12/01/12	1,555	1,565

		35,421

Minnesota — 2.7%
Minnesota State, Municipal Power Agency, Ser B, RB Callable 04/01/12 @ 100
4.000%, 10/01/13	5,000	5,118
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,712
Winona, Port Authority, Waters at Winona Project, Ser A, RB
1.250%, 12/01/50 (A)	5,750	5,750

		15,580

Missouri — 1.9%
Bridgeton, COP
1.700%, 08/01/11	1,715	1,720
Greene County, Wilson Creek Project, GO Callable 08/01/11 @ 100
2.500%, 08/01/12	1,250	1,252
Kansas City, Industrial Development Authority, Century Avenue Association Project, AMT, RB
1.080%, 12/01/11 (A) (D)	4,900	4,900
Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	1,150	1,158
Missouri State, Environmental Improvement & Energy Resources Authority, Associated Electrical Co-op Project, RB
4.375%, 12/01/34 (A)	1,665	1,665

		10,695

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montana — 0.6%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	$3,035	$3,215

New Hampshire — 0.5%
New Hampshire State, Health & Education Facilities Authority, Dartmouth-Hitchcock Project, RB
3.000%, 08/01/11	2,985	3,004

New Jersey — 14.8%
Bayonne, GO
3.000%, 07/01/13	855	873
Borough of Demarest, TRAN
1.500%, 02/17/12	3,208	3,212
Borough of Freehold, TRAN
1.250%, 12/21/11	3,254	3,257
Borough of Hawthorne, BAN
1.250%, 07/22/11	2,300	2,303
Borough of Raritan, BAN
1.500%, 03/23/11	1,075	1,075
Borough of South Plainfield, TRAN
1.750%, 02/24/12	1,170	1,172
Camden County, Improvement Authority, Ser B, RB
4.000%, 07/01/13	1,315	1,372
3.000%, 07/01/12	1,300	1,325
Camden, BAN
2.000%, 10/13/11	1,000	1,000
Camden, TRAN
2.250%, 09/30/11	1,290	1,292
Delran Township, TRAN
1.250%, 11/14/11	2,073	2,075
Hackettstown, BAN
1.250%, 06/01/11	2,305	2,306
Kearny, Board of Education, GAN
1.500%, 10/13/11	9,250	9,282
Long Branch, BAN
1.500%, 08/02/11	1,900	1,902
Long Branch, TRAN
2.250%, 02/17/12	4,117	4,144
Lyndhurst Township, TRAN
2.750%, 02/17/12	13,150	13,212
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	685	712
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	819

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	$2,000	$2,029
New Jersey State, Higher Education Assistance Authority, Ser 2, RB
5.000%, 12/01/12	3,500	3,688
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	1,000	1,075
Newark, General Improvement Project, Ser A, GO
3.000%, 10/01/12	3,000	3,052
Ramsey, School District, GO
1.250%, 07/26/11	1,500	1,501
Trenton, GO
3.000%, 03/15/13	2,750	2,821
Upper Deerfield Township, BAN
1.500%, 12/02/11	3,000	3,006
Woodbridge Township, Board of Education, TRAN
1.750%, 02/07/12	15,000	15,097

		83,602

New York — 15.4%
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB Pre-Refunded @ 102
6.125%, 10/01/11 (C)	3,100	3,265
Attica, BAN
1.250%, 05/19/11	1,850	1,851
Binghamton, TRAN
2.000%, 02/03/12	15,000	15,130
Fulton City, School District, BAN
1.100%, 06/30/11	12,000	12,002
Gowanda, Central School District, BAN
1.500%, 07/20/11	2,200	2,207
Lackawanna City, School District, BAN
1.100%, 06/15/11	6,225	6,226
Mexico, Central School District, BAN
1.500%, 08/05/11	3,950	3,950
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,126
New York City, Housing Development Authority, Ser D-1-A, RB
2.050%, 05/01/13	6,100	6,070
New York City, Municipal Water Finance Authority, Ser B, RB, FGIC
7.500%, 06/15/11 (E)	235	240
New York City, Ser E, GO
5.000%, 08/01/11	6,000	6,113

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (A)	$5,500	$5,602
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	1,180	1,271
New York State, Dormitory Authority, Ser B, RB Callable 05/15/12 @ 100
5.250%, 11/15/23 (A)	9,570	10,026
New York State, Dormitory Authority, Ser B, RB, AMBAC Callable 05/15/12 @ 100
5.250%, 11/15/26 (A)	1,510	1,582
New York State, Dormitory Authority, Ser B, RB, NATL-RE FGIC Callable 05/15/12 @ 100
5.250%, 11/15/29 (A)	370	388
New York State, Environmental Facilities, Riverbank Street Park Project, RB, AMBAC
6.250%, 04/01/12	1,970	2,029
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (E)	470	492
Village of Hamburg, BAN
1.250%, 07/21/11	1,600	1,604
Village of Vernon, TRAN Callable 05/16/11 @ 100
1.650%, 12/15/11	5,238	5,246

		87,420

North Carolina — 1.1%
Durham, Ser B, COP
5.250%, 12/01/11	520	526
North Carolina State, Medical Care Commission, Novant Health Project, Ser A, RB Callable 03/02/11 @ 100
0.400%, 11/01/28 (A)	5,515	5,515

		6,041

North Dakota — 0.7%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	3,580	3,755

Ohio — 3.3%
Heath City, BAN
1.500%, 03/09/11	1,100	1,100
Ohio State, American Municipal Power, BAN
1.750%, 08/11/11	1,643	1,645
1.500%, 10/27/11	9,754	9,759

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	31

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Water Development Authority, RB
2.300%, 06/01/13 (A)	$5,000	$5,000
Trenton, BAN
1.000%, 03/10/11	1,370	1,370

		18,874

Oklahoma — 3.2%
Cherokee County, Economic Development Authority, Ser A, RB, AMBAC Callable 04/04/11 @ 100
6.850%, 09/01/11 (E)	5,000	5,160
Oklahoma County, Finance Authority, RB
3.500%, 03/01/12	1,205	1,228
3.000%, 03/01/11	1,000	1,000
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,051
Oklahoma State, Industries Authority, Medical Foundation Project, RB
4.500%, 07/01/11	1,000	1,010
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,261
Tulsa County, Industrial Authority, Jenks Public Schools Project, RB
5.000%, 09/01/11	3,145	3,207

		17,917

Oregon — 0.2%
Oregon Health Sciences University, Ser A, RB, NATL
2.044%, 07/01/12 (B)	1,315	1,279

Pennsylvania — 0.5%
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/11	1,000	1,017
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB Pre-Refunded @ 101
5.875%, 12/01/11 (A)(C)	1,700	1,786

		2,803

South Carolina — 1.6%
Greenville County, School District, Building Equity Sooner Tomorrow Project, RB Callable 12/01/12 @ 101
5.500%, 12/01/14	3,500	3,791

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jasper County, School District, RB Callable 08/15/11 @ 100
2.500%, 02/10/12	$5,000	$5,000
Piedmont, Municipal Power Agency, Ser A, RB, AMBAC
0.720%, 01/01/13 (B)	380	339

		9,130

South Dakota — 1.4%
Heartland, Consumers Power District, RB, AGM
6.000%, 01/01/12	795	807
Sioux Falls, Dow Rummel Village Project, Ser A, RB Pre-Refunded @ 100
6.750%, 11/15/12 (C)	4,720	5,159
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,079
5.000%, 09/01/14	1,000	1,095

		8,140

Texas — 3.4%
Dallas-Fort Worth, International Airport Facilities Improvement, Ser A, RB
4.000%, 11/01/12	2,000	2,103
Dickinson, Independent School District, Municipal Securities Trust Receipts, Ser SGA94, GO
0.240%, 02/15/28 (A)	200	200
Eagle Mountain & Saginaw, Independent School District, GO
4.668%, 08/15/11 (B)	1,235	1,232
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,098
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB Callable 06/01/12 @ 100
5.000%, 12/01/28 (A)	2,850	2,985
Lewisville, Independent School District, GO
4.782%, 08/15/11 (B)	1,000	998
Prosper, Independent School District, School Building Project, GO
4.676%, 08/15/11 (B)	1,130	1,128
Texas State, Highway Improvement Project, Ser B, GO
5.000%, 04/01/13	1,500	1,626
5.000%, 04/01/14	6,440	7,159

		19,529

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Utah — 0.2%
Box Elder County, Nucor Project, RB Callable 04/01/11 @ 100
0.380%, 04/01/28 (A)	$1,300	$1,300

Washington — 0.2%
Everett, Public Facilities District Authority, RB Callable 03/02/11 @ 100
1.000%, 04/01/36 (A)	1,400	1,400

Wisconsin — 1.0%
Oak Creek, Waterworks System Authority, BAN
4.000%, 04/01/11	3,000	3,007
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.330%, 08/15/34 (A)	2,600	2,600

		5,607

Total Municipal Bonds (Cost $577,796) ($ Thousands)		579,273

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (F)	13,739	14

Total Cash Equivalent (Cost $14) ($ Thousands)		14

Total Investments — 102.2% (Cost $577,810) ($ Thousands)		$579,287

Percentages	are based on Net Assets of $566,744 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of February 28, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$579,273	$—	$579,273
Cash Equivalent	14	—	—	14

Total Investments in Securities	$14	$579,273	$—	$579,287

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	33

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 93.9%

California — 90.9%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$2,951
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,029
California State University, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,147
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,223
California State University, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,389
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,491
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,025
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,089
California State, Communities Development Authority, LA Jewish Home Project, RB Callable 04/04/11 @ 100
4.500%, 11/15/13	3,000	3,008

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	$1,000	$1,019
California State, Department of Water Resources & Power, Ser H, RB Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,226
California State, Department of Water Resources & Power, Ser Y, RB, FGIC Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	33
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,440
California State, GO Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,057
California State, GO
5.250%, 02/01/18	2,000	2,238
5.000%, 10/01/16	2,000	2,212
5.000%, 11/01/16	4,350	4,814
California State, GO Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,700
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,268
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,084
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,310	1,307
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,685
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,279
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,514

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM Callable 04/01/16 @ 100
5.000%, 04/01/17	$1,560	$1,707
California State, Ser A, GO
5.000%, 07/01/16	2,775	3,117
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,364
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,659
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,237
Corona-Norca, Unified School District, Ser B, GO, AGM
9.791%, 09/01/13 (B)	1,000	955
Fresno, Joint Powers Financing Authority, TA, AMBAC Callable 04/04/11 @ 102
5.500%, 08/01/15	1,445	1,476
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,713
Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	1,000	1,113
Imperial, District Irrigation & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,119
Long Beach, Ser B, RB
5.000%, 05/15/20	2,000	2,232
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,718
Los Angeles, Community College District, Ser A, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,591
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,326
M-S-R Public Power Agency, Ser K, RB, NATL
5.000%, 07/01/13	2,600	2,778
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,399

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Palo Alto, Unified School District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/16	$1,195	$1,353
Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	1,000	962
Rancho, Water District Financing Authority, Ser A, RB, AGM Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,521
Redwood City, Elementary School District, GO, NATL-RE FGIC
5.000%, 08/01/15	2,275	2,465
Riverside, Community College District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,855
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	2,075	2,202
5.000%, 05/15/24	1,000	1,039
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,353
San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	3,000	3,391
San Francisco City & County, Public Utilities Commission, Sub-Ser A, RB Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,208
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,221
San Francisco, Bay Area Toll Authority, Ser F, RB Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,101
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,081
San Joaquin County, Capital Facilities Project, COP, NATL
5.500%, 11/15/13	1,000	1,064
Santa Clara County, Fremont Union High School District, GO, NATL-RE FGIC Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,175

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	35

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	$2,585	$2,662
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,215
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,194
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,152
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,926
Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	525	531
5.000%, 11/01/16	550	551
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,036
University of California, Regents Medical Center, Ser A, RB, NATL
5.000%, 05/15/13	2,000	2,157
University of California, Regents Medical Center, Ser A, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,095
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,425
University of California, Ser K, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,292
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	554
Val Verde, Unified School District, COP, FGIC Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,842
Washington Township, Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,153
Whittier, Union High School District, GO, NATL Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,578

		146,086

Puerto Rico — 3.0%
Puerto Rico Commonwealth, Electric Power Authority, RB, NATL
5.000%, 07/01/20	1,700	1,765

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB Pre-Refunded @ 100
5.000%, 07/01/15 (A)	$1,210	$1,389
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,620

		4,774

Total Municipal Bonds (Cost $146,263) ($ Thousands)		150,860

TAX EXEMPT CORPORATE BOND — 1.1%

California — 1.1%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	1,792

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,792

CASH EQUIVALENT — 3.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (D)	6,178,170	6,178

Total Cash Equivalent (Cost $6,178) ($ Thousands)		6,178

Total Investments — 98.8% (Cost $154,441) ($ Thousands)		$158,830

Percentages are based on Net Assets of $160,706 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(C)	Security is escrowed to maturity.
(D)	Rate shown is the 7-day effective yield as of February 28, 2011.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$150,860	$—	$150,860
Tax Exempt Corporate Bond	—	1,792	—	1,792
Cash Equivalent	6,178	—	—	6,178

Total Investments in Securities	$6,178	$152,652	$—	$158,830

The accompanying notes are an integral part of the financial statements.

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.6%

Massachusetts — 93.2%
Beverly, Municipal Purpose Loan, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	$500	$554
Boston, Ser A, GO
5.000%, 04/01/14	250	278
Erving, GO
5.375%, 06/15/12	250	258
Fall River, GO, AGM Callable 02/01/13 @ 101
5.250%, 02/01/15	750	794
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	210
5.500%, 03/01/12	120	121
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	604
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	547
5.000%, 07/01/22	500	573
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,178
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	578
5.250%, 07/01/21	250	295
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17	500	577

Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	540	596
Massachusetts State, Department of Transportation, Ser B, RB
5.000%, 01/01/15	300	328

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, Ser K-6, RB
5.000%, 07/01/16	$500	$559
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	550
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	277
Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB Callable 03/02/11 @ 100
0.220%, 10/01/42 (A) (B)	500	500
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	531
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/14	1,000	1,061
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	280
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	295
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	560
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	542
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	512
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	574
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	500	550

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	37

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	$1,070	$1,133
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	303
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	569
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	557
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Systems Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	221
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	512
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	345
Massachusetts State, Health & Educational Facilities Authority, Wheaton College Project, Ser F, RB
5.000%, 01/01/14	400	433
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB Callable 12/01/14 @ 100
5.000%, 12/01/28	140	131
Massachusetts State, Housing Finance Agency, Single-Family Housing Project, Ser III, AMT, RB Callable 06/01/13 @ 100
4.200%, 12/01/14 (B)	565	573

Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB Callable 04/04/11 @ 100
5.750%, 02/01/14	925	928

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL-RE FGIC
5.000%, 07/01/16	$750	$774
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/21	500	561
Massachusetts State, Port Authority, Ser C, RB, NATL Callable 07/01/13 @ 100
5.000%, 07/01/14	300	323
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,250
Massachusetts State, School Building Authority, Ser A, RB, AMBAC
5.000%, 08/15/17	500	577
Massachusetts State, Ser A, GO, AGM Pre-Refunded @ 100
5.000%, 03/01/15 (C)	500	568
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	588
Massachusetts State, Ser A, RB
5.000%, 06/15/15	500	566
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	587
Massachusetts State, Ser C, GO
5.000%, 12/01/15	500	570
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	896
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	235
5.500%, 11/01/19	1,150	1,373
Massachusetts State, Ser D, GO, NATL
5.500%, 11/01/15	500	580
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	625
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Authority, Ser 14, RB
5.000%, 08/01/19	1,000	1,177
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	419
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	760	862

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	$500	$576
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	35	35
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	566
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,128

		34,828

Puerto Rico — 7.4%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	272
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	275
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	272
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	263
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	316
5.000%, 07/01/16	500	517
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	45	53
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	265
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	500	534

		2,772

Total Municipal Bonds (Cost $36,345) ($ Thousands)		37,600

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (E)	212,702	$213

Total Cash Equivalent (Cost $213) ($ Thousands)		213

Total Investments — 101.2% (Cost $36,558) ($ Thousands)		$37,813

Percentages	are based on Net Assets of $37,380 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of February 28, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$37,600	$—	$37,600
Cash Equivalent	213	—	—	213

Total Investments in Securities	$213	$37,600	$—	$37,813

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	39

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.9%

New Jersey — 86.1%
Atlantic County, Public Facilities Lease Agreement, COP, NATL-RE FGIC
6.000%, 03/01/13	$1,000	$1,076
Burlington County, Bridge Authority, Government Loan Program, RB Callable 10/15/12 @ 100
5.000%, 10/15/13	1,290	1,370
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,933
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,438
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,148
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	598
Monmouth County, Improvement Authority, RB
5.000%, 01/15/18	700	812
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, NATL
5.000%, 06/01/14	3,000	3,077
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB Callable 06/01/11 @ 102
5.000%, 06/01/12	890	913
New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, NATL Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,141

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, RB
5.000%, 12/15/17	$1,000	$1,065
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,593
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,805
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,718
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,850
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	831
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,744
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/20 (A)	1,220	1,447
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,188
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,188
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/15	1,350	1,446
New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,056
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB Callable 04/04/11 @ 100
5.250%, 07/01/11	535	536

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	$400	$409
5.000%, 07/01/14	510	530
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB Callable 07/01/15 @ 100
5.000%, 07/01/18	200	199
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,024
5.000%, 07/01/14	570	586
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,975
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,667
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,688
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,689
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,298
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	15	18
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,165	1,345
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,304
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,000	1,155

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/15 (B)	$2,115	$2,420
New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,106
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,166
5.000%, 05/01/22	1,000	1,103
South Jersey, Transportation Authority, Ser A-1, RB
4.000%, 11/01/17	1,000	1,042
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,240
5.000%, 09/15/17	635	736

		63,673

New York — 4.5%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Series, RB, AGM Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,323

Pennsylvania — 3.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,707
5.000%, 07/01/16	730	809

		2,516

Puerto Rico — 2.9%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/12	1,015	1,072
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,053

		2,125

Total Municipal Bonds (Cost $69,539) ($ Thousands)		71,637

CASH EQUIVALENT — 2.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (C)	1,434,797	1,435

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	41

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

February 28, 2011

Description	Value ($ Thousands)

Total Cash Equivalent (Cost $1,435) ($ Thousands)	$1,435

Total Investments — 98.9% (Cost $70,974) ($ Thousands)	$73,072

Percentages	are based on Net Assets of $73,914 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities —The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of February 28, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$71,637	$—	$71,637
Cash Equivalent	1,435	—	—	1,435

Total Investments in Securities	$1,435	$71,637	$—	$73,072

The accompanying notes are an integral part of the financial statements.

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.5%

Guam — 0.5%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$489

New York — 88.0%
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,066
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	538
Erie County, Fiscal Stability Authority, Ser A, RB
5.000%, 05/15/17	850	964
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,136
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,522
Islip, Resource Recovery Agency, Ser F, AMT, RB, AGM
5.000%, 07/01/12	1,000	1,029
Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,089
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC Callable 12/01/16 @ 100
5.000%, 12/01/17	500	552
Long Island, Power Authority, Ser F, RB, NATL
5.000%, 05/01/15	1,000	1,104
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/13	1,000	1,086

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	$1,290	$1,414
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,089
Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 11/15/14	500	558
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	567
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,095
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	562
Nassau County, Interim Finance Authority, Ser A, RB, NATL
5.000%, 11/15/14	500	563
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,643
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,387
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,177
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,179
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,152
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,055
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,130
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,828
New York City, Ser C, GO
5.000%, 08/01/13	500	544
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,657

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	43

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser C, GO, NATL
5.000%, 08/01/15	$750	$841
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,264
5.000%, 08/01/19	1,000	1,129
New York City, Ser G, GO
5.000%, 08/01/15	1,865	2,091
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	795
New York City, Ser H, GO, NATL-RE FGIC Callable 08/01/14 @ 100
5.000%, 08/01/15	750	821
New York City, Ser I, GO, NATL Callable 08/01/14 @ 100
5.000%, 08/01/17	500	537
New York City, Sub-Ser B-2, GO Callable 03/02/11 @ 100
0.210%, 08/15/20 (A) (B)	200	200
New York City, Sub-Ser E-5, GO Callable 04/01/11 @ 100
0.170%, 08/01/15 (A) (B)	200	200
New York City, Sub-Ser F-1, GO
5.000%, 09/01/13	750	818
New York City, Sub-Ser I-1, GO Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,105
New York City, Sub-Ser J, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	331
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	397
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
5.500%, 11/01/26 (B) (C)	750	773
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser D, RB
5.000%, 11/01/17	750	850
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub-Ser D-2, RB Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,103
New York City, Transportation Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (D)	105	120

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	$1,000	$1,150
New York State, Dormitory Authority, City University System, Ser D, SAB, FGIC
5.750%, 07/01/12	475	492
New York State, Dormitory Authority, Columbia University, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,103
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	740	813
5.000%, 07/01/16	655	720
New York State, Dormitory Authority, Hospital Special Surgery Project, RB Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,228
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,104
New York State, Dormitory Authority, Mental Health Project, RB, AGM Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,628
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,137
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,057
New York State, Dormitory Authority, Mount Sanai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,076
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 07/01/18	795	851
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,057
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	119

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	$500	$568
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,024
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB, AMBAC
5.000%, 07/01/13	1,000	1,075
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,116
New York State, Dormitory Authority, Ser B, RB
5.000%, 07/01/16	500	571
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,153
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	548
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	858
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,298
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	677
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	555
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,154
New York State, Local Government Services, Ser E, RB
6.000%, 04/01/14	1,020	1,112
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB Callable 04/01/11 @ 100
5.050%, 10/01/17	825	826
New York State, Mortgage Agency, RB Callable 11/01/19 @ 100
5.250%, 11/01/20	1,000	1,040

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	$1,000	$1,148
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,096
New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/15	800	894
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC Callable 10/01/15 @ 100
5.000%, 04/01/16	1,000	1,120
New York State, Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	871
New York State, Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,134
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,179
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	288
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,160
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,131
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	553
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	553
Sales Tax Asset Receivable, Ser A, RB, NATL Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,109
Westchester County, Health Care, Ser B, RB
5.000%, 11/01/16	1,000	1,035
Westchester County, Ser C, GO
5.000%, 11/01/17	500	585
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	329

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	45

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Yonkers, Ser A, GO, NATL
5.000%, 08/01/13	$1,500	$1,597

		88,953

Puerto Rico — 11.0%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	549
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	521
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/15	750	766
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	1,817
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	2,100	2,173
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/19	750	820
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	115	134
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	554
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	529
5.500%, 07/01/18	1,000	1,056
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	796
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,336

		11,062

Total Municipal Bonds (Cost $97,649) ($ Thousands)		100,504

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (E)	40,905	$41

Total Cash Equivalent (Cost $41) ($ Thousands)		41

Total Investments — 99.5% (Cost $97,690) ($ Thousands)		$100,545

Percentages are based on Net Assets of $101,060 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2011. The coupon on a step bond changes on a specified date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of February 28, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$100,504	$—	$100,504
Cash Equivalent	41	—	—	41

Total Investments in Securities	$41	$100,504	$—	$100,545

The accompanying notes are an integral part of the financial statements.

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Guam — 1.3%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$980

Pennsylvania — 89.1%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,087
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,089
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,112
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	603
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	822
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB Callable 04/04/11 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitation Authority, RB, AGM Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,045
Allegheny County, Ser C-56, GO, AGM
5.000%, 10/01/15	1,000	1,108

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bensalem Township, Water & Sewer Authority, RB Callable 04/04/11 @ 100
6.750%, 12/01/14 (A)	$45	$49
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,198
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,104
Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB Callable 04/04/11 @ 100
7.625%, 09/01/11 (A)	39	40
Central Dauphin County, School District, GO, NATL Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,199
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,164
Delaware County, Health Care Authority, Mercy Health Project, Ser A, RB Callable 04/04/11 @ 100
5.125%, 11/15/12 (A)	50	50
Delaware County, Higher Education Authority, Haverford College Project, RB Callable 05/15/20 @ 100
5.000%, 11/15/21	775	871
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	500	539
Derry Township, Sanitation Sewer Authority, RB Callable 04/04/11 @ 100
6.250%, 08/01/12 (A)	10	10
Dover Township, Sewer Authority, RB Callable 04/04/11 @ 100
6.250%, 05/01/12 (A)	10	10
Erie County, Hospital Authority, Erie County Geriatric Project, RB Callable 04/04/11 @ 100
6.250%, 07/01/11 (A)	5	5
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,058
Lancaster Area, Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
Lancaster Area, Sewer Authority, RB Callable 04/04/11 @ 100
6.000%, 04/01/12 (A)	95	98

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	47

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	$1,000	$1,051
Lancaster, Parking Authority, RB Callable 04/04/11 @ 100
5.750%, 01/01/12 (A)	5	5
Luzerne County, Ser C, GO, NATL-RE FGIC
5.250%, 12/15/15	1,000	1,081
McKeesport Area, School District, Ser C, GO Callable 04/04/11 @ 100
5.000%, 04/01/13 (A)	205	211
Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	435	480
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	1,140	1,246
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,075
Montgomery County, Ser C, GO Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,108
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,533
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian Callable 04/04/11 @ 100
5.125%, 07/01/19	470	470
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian Callable 01/01/13 @ 100
5.500%, 07/01/15	995	997
Northampton/Bucks County, Municipal Authority, RB Callable 04/04/11 @ 100
6.750%, 11/01/13 (A)	10	11
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	930
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,174
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	1,995

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/01/14 @ 100
5.000%, 04/01/16	$1,450	$1,465
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL Callable 04/04/11 @ 100
5.875%, 11/15/16	25	24
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL Callable 04/04/11 @ 100
5.875%, 11/15/18	2,000	1,899
Pennsylvania State, Higher Educational Facilties Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,123
5.000%, 08/01/21	1,000	1,095
Pennsylvania State, Higher Educational Facilties Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,679
Pennsylvania State, Higher Educational Facilties Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,132
Pennsylvania State, Higher Educational Facilties Authority, Thomas Jefferson University Project, RB Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,542
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	576
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,222
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,143
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,180
Pennsylvania State, Ser 2, GO Pre-Refunded @ 100
5.000%, 01/01/16 (B)	1,000	1,149

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	$1,000	$1,188
Pennsylvania Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,196
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,053
Philadelphia, Gas Works Authority, Ser B, RB, NATL
7.000%, 05/15/20 (A)	880	1,073
Philadelphia, GO, CIFG Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,047
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	528
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,052
Philadelphia, Water & Wastewater Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,026
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	1,000	1,095
Philadelphia, Water & Wastewater Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	443
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB Callable 04/04/11 @ 100
6.625%, 10/01/12 (A)	15	16
Pittsburgh, Public Schools, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,944
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,325	1,368
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA Callable 04/04/11 @ 100
6.000%, 12/01/11 (C)	1,000	1,013
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA Callable 04/04/11 @ 100
6.250%, 03/15/15 (C)	900	903
Reading Area, Water Authority, RB, AGM Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,228

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Fayette Township, Sanitation Authority, RB Callable 04/04/11 @ 100
6.375%, 11/01/12 (A)	$30	$32
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian Callable 06/01/12 @ 100
4.900%, 12/01/14	545	549
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,094
Spring Ford Area, School District, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,078
Susquehanna Township, Sewer Authority, RB Callable 04/04/11 @ 100
6.000%, 11/15/13 (A)	25	27
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,168
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	569
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,112
Upper Allen Township, Sewer Authority, RB Callable 04/04/11 @ 100
5.750%, 04/01/13 (A)	105	112
West Shore Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	974
Willistown Township, Municipal Sewer Authority, RB Callable 04/04/11 @ 100
6.000%, 01/01/15 (A)	10	11
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	55	62

		68,389

Puerto Rico — 8.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	549

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	49

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	$500	$521
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	1,000	1,045
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,010
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	1,000	1,046
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,053
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,069

		6,293

Total Municipal Bonds (Cost $74,672) ($ Thousands)		75,662

CASH EQUIVALENT — 1.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (D)	1,041,326	1,041

Total Cash Equivalent (Cost $1,041) ($ Thousands)		1,041

Total Investments — 99.9% (Cost $75,713) ($ Thousands)		$76,703

Percentages	are based on Net Assets of $76,771 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Rate shown is the 7-day effective yield as of February 28, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$75,662	$—	$75,662
Cash Equivalent	1,041	—	—	1,041

Total Investments in Securities	$1,041	$75,662	$—	$76,703

The accompanying notes are an integral part of the financial statements.

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 61.5%

Alabama — 0.7%
Colbert County, Northwest Alabama Health Care Authority, RB Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$720
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	618
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB Callable 06/01/17 @ 100
5.000%, 06/01/26	500	419

		1,757

Alaska — 0.5%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36	200	110
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,079

		1,189

Arizona — 1.7%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	264
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	441
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	250	209

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	$265	$195
Pima County, Industrial Development Authority, Tucson Electric Power Project, RB Callable 01/12/15 @ 100
5.750%, 09/01/29	1,000	991
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,263
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	482
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	419

		4,264

California — 4.7%
ABAG, Finance Authority of Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	400
California State, Economic Recovery Authority, Ser A, GO Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,053
California State, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,051
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,003
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	1,763
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,022
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	242

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	51

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Statewide Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	$1,000	$1,005
Golden State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	500	335
Long Beach, Towne Center Project, SAB Callable 10/01/18 @ 100
5.400%, 10/01/23	650	624
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	935
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC Callable 04/04/11 @ 100
5.750%, 11/01/12	495	497
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,097

		12,027

Colorado — 2.3%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	456
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,071
6.250%, 11/15/28	650	679
Denver, Regional Transportation District, RB Callable 07/15/20 @ 100
6.000%, 01/15/34	500	465
E-470, Public Highway Authority, Ser C, RB Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,266

		5,937

Florida — 2.1%
Citizens Property Insurance, High Risk, Senior Secured, Ser A-1, RB
5.000%, 06/01/16	1,200	1,261

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, University Square Community Development Authority, Ser A-1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	$150	$123
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB Callable 04/01/16 @ 100
5.500%, 04/01/38	500	488
Miami-Dade County, RB Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	964
Seminole Indian Tribe, Gaming Division Project, Ser 2010A, RB Callable 10/01/13 @ 104
5.125%, 10/01/17	2,000	1,936
Seminole Indian Tribe, Ser A, SAB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	209
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/20 @ 100
5.875%, 08/01/40	500	470

		5,451

Georgia — 1.8%
Atlanta, Downtown Development Authority, Underground Project, Ser A, RB, AGM
4.000%, 07/01/11	500	504
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	931
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	449
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	506
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,115
Main Street Natural Gas, Ser A, RB
5.000%, 03/15/12	1,000	1,029

		4,534

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hawaii — 0.2%
Hawaii Pacific Health, Special Purpose, Ser B, RB Callable 07/01/20 @ 100
5.750%, 07/01/40	$500	$457

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	250	269

Illinois — 4.0%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	194
Chicago, Midway Airport, Second Lien, Ser B, RB
5.000%, 01/01/34 (A)	2,000	2,135
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,186
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	423
Illinois State, Finance Authority, Alexian Brothers Health Systems Project, RB
4.000%, 02/15/13	500	512
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
6.250%, 08/15/35 (B)	500	225
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
6.000%, 03/01/37 (B)	300	75
Illinois State, Finance Authority, Navistar International, Recovery Zone Project, RB Callable 10/15/20 @ 100
6.500%, 10/15/40	1,500	1,510
Illinois State, Finance Authority, OSF Health Care Systems Project, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,040
Illinois State, Finance Authority, Peoples Gas Light & Coke Project, RB
2.125%, 03/01/30 (A)	500	481

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Provena Health Project, Ser A, RB
5.000%, 05/01/11	$250	$251
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	210
Illinois State, Railsplitter Tobacco Settlement Authority, RB
6.000%, 06/01/28	2,000	1,945
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB Callable 06/01/17 @ 103
6.625%, 06/01/37	150	130

		10,317

Indiana — 2.4%
Indiana State, Finance Authority, Ascension Health Project, Ser A-7, RB
5.000%, 10/01/26 (A)	500	548
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	375	318
Indiana State, Finance Authority, U.S. Steel Project, RB Callable 06/01/20 @ 100
6.000%, 12/01/26	500	489
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,011
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,019
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,066
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	1,727

		6,178

Iowa — 0.7%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB Callable 11/15/17 @ 100
5.500%, 11/15/27	250	175
5.500%, 11/15/37	900	568

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	53

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Care Initiatives Project, Ser A, RB
5.250%, 07/01/12	$1,000	$994

		1,737

Kansas — 1.2%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	514
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,097
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 05/15/14 @ 103
5.125%, 05/15/37	750	559
5.125%, 05/15/42	1,200	873

		3,043

Kentucky — 1.0%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,033
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	500	467
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB Callable 07/15/20 @ 100
6.000%, 07/15/31	250	239
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	939

		2,678

Louisiana — 1.6%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,675

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A-2, RB Callable 11/01/20 @ 100
6.500%, 11/01/35	$750	$754
New Orleans, Aviation Board, Ser A1, RB, AGM Callable 01/01/19 @ 100
6.000%, 01/01/23	500	549
St. John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,194

		4,172

Maine — 0.4%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
3.000%, 07/01/12	1,000	1,026

Maryland — 0.8%
Maryland State, Economic Development, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	953
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB Callable 01/01/17 @ 100
5.300%, 01/01/37	300	208
Maryland State, Health & Higher Educational Facilities Authority, Mercy Medical Center Project, RB
3.000%, 07/01/12	175	177
3.000%, 07/01/13	600	608

		1,946

Massachusetts — 1.7%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB Callable 10/15/17 @ 100
6.750%, 10/15/37	250	215
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,505

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	$1,435	$1,494
Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser C, RB Callable 07/01/20 @ 100
5.125%, 07/01/35	250	212
Massachusetts State, Ser A, GO Callable 08/01/12 @ 100
0.640%, 02/01/13 (A)	1,000	999

		4,425

Michigan — 2.0%
Detroit, GO Callable 11/01/20 @ 100
5.250%, 11/01/35	900	873
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	224
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	822
Michigan State, Municipal Bond Authority, Ser B, RB
5.000%, 03/21/11	2,000	2,002
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	750	690
Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB Callable 09/01/18 @ 100
8.250%, 09/01/39	500	567

		5,178

Minnesota — 2.1%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB Callable 11/01/18 @ 102
5.875%, 11/01/40	500	428
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	79
Faribault, Senoir Housing Authority, Senior Living Project, RB Callable 05/01/18 @ 102
6.750%, 05/01/36	315	296

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	$300	$321
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	871
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	644
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,367
Northern Minnesota, Municipal Power Agency, Ser A-1, RB
5.000%, 01/01/19	1,000	1,097
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	424

		5,527

Mississippi — 0.5%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB Callable 03/28/11 @ 100
5.875%, 04/01/22	1,300	1,268

Missouri — 0.5%
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/19 @ 100
6.875%, 11/01/39	250	242
Missouri State, Health & Educational Facilities Authority, Lake Regional Health System Project, RB
3.000%, 02/15/13	725	723
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL Callable 01/01/16 @ 100
5.000%, 01/01/20	420	426

		1,391

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	55

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB Callable 10/01/19 @ 100
6.875%, 10/01/39	$500	$477

New Jersey — 1.5%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	250	199
New Jersey State, Economic Development Authority, Seashore Gardens Project, RB Callable 11/01/16 @ 100
5.375%, 11/01/36	300	227
New Jersey State, Economic Development Authority, Ser A, RB Callable 04/04/11 @ 101
6.000%, 05/15/28	210	174
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,034
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	2,500	1,498
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB
4.750%, 06/01/34	1,000	610

		3,742

New Mexico — 0.7%
Farmington, Pollution Control Authority, Ser B, RB Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	1,838

New York — 2.7%
Brooklyn Arena, Local Development, Barclay’s Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	493
Monroe County, Ser A, GO, AGM
3.750%, 06/01/11	1,000	1,007
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB Callable 01/01/18 @ 100
6.700%, 01/01/43	750	673

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.013%, 03/01/25 (A)	$400	$284
2.023%, 03/01/26 (A)	425	296
1.750%, 03/01/16 (A)	250	218
New York City, Liberty Development, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,020
5.250%, 10/01/35	500	489
New York City, Ser B, GO
3.040%, 08/01/13 (A)	200	197
New York State, Dormitory Authority, Ser A, RB Callable 07/01/20 @ 100
6.000%, 07/01/40	500	495
New York & New Jersey, Port Authority, RB Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	976
St. Lawrence County, Industrial Development Agency, Edwards John Noble Hospital Project, RB Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	885

		7,033

North Carolina — 1.8%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	539
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,004
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	232
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,195
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	533

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Village at Brookwood Project, RB Callable 01/01/14 @ 103
5.250%, 01/01/32	$750	$559
Surry County, Northern Hospital District, RB Callable 04/01/18 @ 100
6.250%, 10/01/38	500	492

		4,554

Ohio — 4.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
6.500%, 06/01/47	1,150	827
6.000%, 06/01/42	1,435	985
5.875%, 06/01/30	2,600	1,869
5.875%, 06/01/47	6,600	4,377
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/20 @ 100
5.500%, 11/01/40	500	419
Lorain County, Hospital Revenue Authority, RB, AGM
5.250%, 02/01/14	375	401
Lorain County, Port Authority, U.S. Steel Project, RB Callable 12/01/20 @ 100
6.750%, 12/01/40	750	757
Ohio State, Higher Educational Facilities Authority, Ashland University Project, RB Callable 09/01/20 @ 100
6.250%, 09/01/24	200	196
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,118
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB Callable 01/15/15 @ 100
6.750%, 01/15/39	500	516

		11,465

Oregon — 0.1%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/20 @ 100
6.375%, 09/01/40	150	145

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 4.2%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	$250	$244
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	500	545
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB Callable 11/15/17 @ 100
5.375%, 11/15/40	1,575	1,020
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/20 @ 100
6.000%, 01/01/30	1,500	1,350
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	215
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	778
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,065
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	900
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	231
Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB Pre-Refunded @ 103
6.750%, 12/01/36 (C)	800	835

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	57

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilties Authority, Edinboro University Foundation Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$239
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/34	250	199
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB Callable 04/04/11 @ 100
6.625%, 11/15/23	500	500
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	878
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	201
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/12	500	513
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	942
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	281

		10,936

Puerto Rico — 0.2%
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/18 @ 100
6.000%, 07/01/38	600	588

South Carolina — 0.4%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	869

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs-Economic Development Authority, Woodlands at Furman Project, Ser A, RB Callable 11/15/17 @ 100
6.000%, 11/15/37	$250	$122

		991

Tennessee — 2.3%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/38	500	462
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB Callable 04/15/12 @ 101
6.500%, 04/15/31	1,000	1,036
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB Callable 04/01/17 @ 100
5.250%, 04/01/36	250	222
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,027
Sumner County, Health Educational & Housing Authority, Regional Hospital Project, Ser A, RB
5.500%, 11/01/37 (B)	550	30
Tennessee State, Energy Acquisition Authority, Ser A, RB
5.250%, 09/01/26	2,000	1,896
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	400	392
5.000%, 02/01/27	1,000	939

		6,004

Texas — 6.3%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB Callable 07/01/13 @ 101
6.300%, 07/01/32 (A)	375	127
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB Callable 07/01/18 @ 100
8.250%, 05/01/33	600	227

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Clifton, Higher Education Finance Authority, Uplift Project, Ser A, RB Callable 12/01/20 @ 100
6.125%, 12/01/40	$500	$439
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	801
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	479
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	1,000	1,049
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB Callable 12/01/18 @ 100
7.250%, 12/01/35	250	271
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	994
Houston, Airport Systems Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB Callable 04/04/11 @ 100
6.125%, 07/15/27	1,000	921
Houston, Airport Systems Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB Callable 04/04/11 @ 100
6.125%, 07/15/27	520	479
Houston, Airport Systems Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB Callable 07/01/11 @ 101
6.750%, 07/01/29	1,000	972
Love Field Airport, Southwest Airlines Modernization Project, RB Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500	2,245
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	156
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB Callable 02/15/17 @ 100
5.500%, 02/15/37	250	204

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB Callable 04/01/12 @ 100
5.200%, 04/01/18	$250	$255
North Texas, Tollway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	246
North Texas, Tollway Authority, Second Tier, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,171
North Texas, Tollway Authority, Sub-Ser A, RB Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	1,993
Pharr, Higher Education Finance Authority, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	482
San Juan, Higher Education Finance Authority, Public Schools Project, Ser A, RB Callable 08/15/20 @ 100
6.700%, 08/15/40	500	501
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	500	534
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	238
5.000%, 12/15/11	250	257
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	444
Texas State, Ser B, GO
5.000%, 08/01/13	220	241
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	252
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB Callable 11/01/17 @ 100
5.375%, 11/01/37	150	117
Willacy County, Local Government, Ser A-1, RB Callable 03/01/12 @ 103
6.875%, 09/01/28	240	204

		16,299

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	59

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Utah — 0.2%
St. George, Sales Tax, RB
2.500%, 11/01/11	$250	$253
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	395

		648

Vermont — 0.3%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	732

Virginia — 0.7%
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/37	500	456
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB Callable 07/01/17 @ 100
5.500%, 07/01/37	200	114
Lewistown, Community Center Development Authority, RB Callable 03/01/18 @ 100
6.050%, 03/01/27	250	86
Roanoke, Economic Development Authority, Carilion Health System Project, Ser B, RB, AGM
3.000%, 07/01/12	780	793
Virginia State, White Oak Village Shops, Community Development Authority, SAB
5.300%, 03/01/17	250	247

		1,696

Washington — 1.7%
Skagit County, Public Hospital District No. 1, RB Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,324
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/16	460	451
4.000%, 12/01/17	480	460

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	$400	$424
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,232
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	618

		4,509

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Amos Project, Ser A, RB
3.125%, 03/01/43 (A)	1,000	970

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Group Project, RB Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,021

Total Municipal Bonds (Cost $167,064) ($ Thousands)		158,419

PREFERRED STOCK — 21.5%

Financials — 18.5%
Aegon
6.500%	6,400	144
6.375%	81,985	1,833
4.000% (A)	13,100	292
Allianz
8.375%	137,400	3,555
American International Group
8.500% (D)	1,700	8
Arch Capital Group
8.000%	16,000	404
7.875%	35,900	906
Axis Capital Holdings
7.250%	35,011	900
Bank of America
8.200%	40,000	1,036
7.250% (D)	1,210	1,215
6.375%	2,000	44
6.204%	31,300	698

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Description	Shares	Value ($ Thousands)

8.625%	26,600	$694
Barclays Bank PLC
8.125%	39,430	1,016
7.750%	58,500	1,485
7.100%	1,300	32
6.625%	12,500	292
CoBank ACB
11.000%	30,000	1,698
7.000%	23,000	1,072
Credit Suisse Guernsey
7.900%	112,600	3,033
Deutsche Bank Capital Funding Trust X
7.350%	21,800	555
Deutsche Bank Contingent Capital Trust II
6.550%	101,200	2,432
Deutsche Bank Contingent Capital Trust III
7.600%	15,600	400
Goldman Sachs Group
6.200%	12,650	309
4.000% (A)	43,800	985
HSBC Finance
6.360%	8,800	207
HSBC Holdings PLC
8.000%	19,800	535
6.200%	65,200	1,533
HSBC USA
4.500% (A)	14,800	371
2.858%	18,300	874
ING Groep
7.050%	42,200	968
6.375%	54,800	1,175
6.200%	3,300	73
6.125%	3,000	65
KeyCorp
7.750% (D)	5,000	561
MetLife
6.500%	36,500	907
4.000% (A)	14,900	347
Morgan Stanley Group
4.000% (A)	64,100	1,330
PartnerRe
6.750%	31,400	774
6.500%	12,900	315
Pitney Bowes International Holdings
6.125%	1,000	958
PNC Financial Services Group
9.875% (A)	9,100	261
Principal Financial Group
6.518% (A)	5,900	144
5.563% (A)	5,000	483

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Prudential PLC
6.750%	53,800	$1,342
6.500%	68,200	1,669
RenaissanceRe Holdings
6.600%	29,500	727
6.080%	50,300	1,177
Santander Finance Preferred Unipersonal
10.500%	62,400	1,783
SG Preferred Capital II LLC
6.302% (A)	900	831
US Bancorp
7.875%	27,600	754
3.500% (A)	16,300	357
Wells Fargo
7.500% (D)	2,111	2,174

		47,733

Materials — 0.0%
E.I. Du Pont de Nemours
4.500%	300	26

Utilities — 3.0%
Alabama Power
6.450%	38,000	1,000
Georgia Power
6.500%	14,500	1,489
Gulf Power
6.450%	9,000	908
6.000%	6,000	591
Interstate Power & Light
8.375%	24,700	704
7.100%	6,300	159
NSTAR Electric
4.780%	5,000	412
PPL Electric Utilities
6.250%	75,000	1,875
Wisconsin Public Service
6.880%	5,000	526

		7,664

Total Preferred Stock (Cost $44,063) ($ Thousands)		55,423

CORPORATE BONDS — 7.5%

Financials — 7.5%
ANZ Capital Trust II
5.360%, 12/29/49	$700	717
AXA (A)
6.463%, 12/14/18	2,400	2,121
6.379%, 12/14/36	1,000	906
Barclays Bank PLC (A)
6.278%, 12/15/34	500	430

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	61

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 28, 2011

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

BBVA International Preferred Unipersonal (A)
5.919%, 12/31/49	$1,400	$1,136
BNP Paribas (A)
7.195%, 06/29/49	3,300	3,127
Commonwealth Bank of Australia (A)
6.024%, 03/29/49	500	505
Credit Agricole (A)
6.637%, 05/31/49	2,272	2,028
JPMorgan Chase (A)
7.900%, 04/29/49	2,300	2,504
Rabobank Nederland (A)
11.000%, 12/31/49	2,200	2,860
Societe Generale (A)
5.922%, 04/05/17	200	182
Standard Chartered PLC (A)
7.014%, 07/30/37	2,000	1,956
Westpac Capital Trust IV (A)
5.256%, 12/29/49	700	688

Total Corporate Bonds (Cost $15,729) ($ Thousands)		19,160

CASH EQUIVALENT — 8.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050%† (E)	22,418,332	22,418

Total Cash Equivalent (Cost $22,418) ($ Thousands)		22,418

Total Investments — 99.2% (Cost $249,274) ($ Thousands)		$255,420

A summary of outstanding swap agreements held by the Fund at February 28, 2011, is as follows (see Note 2 in Notes to Financial Statements):

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Citigroup	4.75%	3MLibor	06/20/42	$9,600	$(117)

					$(117)

Percentages are based on Net Assets of $257,529 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security in default on interest payment.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Convertible

(E)	Rate shown is the 7-day effective yield as of February 28, 2011.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

Libor — London Inter-bank Offer Rate

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,419	$—	$158,419
Preferred Stock	55,423	—	—	55,423
Corporate Bonds	—	19,160	—	19,160
Cash Equivalent	22,418	—	—	22,418

Total Investments in Securities	$77,841	$177,579	$—	$255,420

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$(117)	$—	$(117)

Total Other Financial Instruments	$—	$(117)	$—	$(117)

The accompanying notes are an integral part of the financial statements.

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

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Statements of Assets and Liabilities ($ Thousands)

February 28, 2011 (Unaudited)

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments, at value†	$583,158		$893,719		$878,668		$579,273
Affiliated investments, at value††	—		—		1,854		14
Cash	—		14,891		—		—
Receivable for investment securities sold	13,465		1,270		—		—
Dividends and interest receivable	418		700		9,817		4,713
Receivable for fund shares sold	—		—		395		1,493
Prepaid expenses	21		32		28		17
Total Assets	597,062		910,612		890,762		585,510
LIABILITIES:
Payable to custodian	1,532		—		1,500		—
Administration fees payable	114		164		175		114
Investment advisory fees payable	8		12		168		144
Trustees fees payable	6		9		9		6
Chief Compliance Officer fees payable	2		4		4		2
Payable for investment securities purchased	—		—		2,176		17,356
Income distribution payable	—		18		249		89
Shareholder servicing fees payable	—		—		—		—
Payable for fund shares redeemed	—		—		627		987
Swap contracts, at value†††	—		—		—		—
Accrued expense payable	95		125		116		68
Total Liabilities	1,757		332		5,024		18,766
Net Assets	$595,305		$910,280		$885,738		$566,744
†Cost of investments	583,158		893,719		859,963		577,796
††Cost of affiliated investments	—		—		1,854		14
†††Premiums received	—		—		—		—
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$595,306		$910,229		$883,425		$565,188
Undistributed (Distributions in excess of) net investment income	(1)		(1)		35		190
Accumulated net realized gain (loss) on investments	—		52		(16,427)		(111)
Net unrealized appreciation on investments	—		—		18,705		1,477
Net unrealized depreciation on swap contracts	—		—		—		—
Net Assets	$595,305		$910,280		$885,738		$566,744
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$10.96		$10.05
	($595,304,581 ÷ 595,455,685 shares	)	($746,042,273 ÷ 746,150,406 shares	)	($885,737,744 ÷ 80,845,438 shares	)	($566,743,742 ÷ 56,379,619 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	N/A		$1.00		N/A		N/A
			($157,635,748 ÷ 157,625,371 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	N/A		$1.00		N/A		N/A
			($6,601,570 ÷ 6,627,414 shares	)
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

California Municipal Bond Fund	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund	New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$152,652	$37,600		$71,637	$100,504		$75,662		$233,002
6,178	213		1,435	41		1,041		22,418
—	—		—	—		—		25
—	—		—	—		—		1,234
2,097	345		760	974		950		3,222
55	12		157	15		94		373
5	1		2	3		2		6
160,987	38,171		73,991	101,537		77,749		260,280

—	—		—	—		—		—
28	8		13	18		5		45
40	9		19	26		20		83
2	—		1	1		1		2
1	—		—	—		—		1
—	560		—	—		819		1,845
42	6		11	22		75		170
—	1		—	3		6		—
148	203		22	393		42		298
—	—		—	—		—		280
20	4		11	14		10		27
281	791		77	477		978		2,751
$160,706	$37,380		$73,914	$101,060		$76,771		$257,529
148,263	36,345		69,539	97,649		74,672		226,856
6,178	213		1,435	41		1,041		22,418
—	—		—	—		—		(163)

$157,021	$36,087		$71,843	$ 98,014		$77,508		$254,043
(4)	4		(5)	(6)		21		373
(700)	34		(22)	197		(1,748)		(2,916)
4,389	1,255		2,098	2,855		990		6,146
—	—		—	—		—		(117)
$160,706	$37,380		$73,914	$101,060		$76,771		$257,529

$10.35	$10.32		$10.28	$10.53		$10.26		$9.10
($160,705,518 ÷ 15,526,514 shares )	($37,379,935 ÷ 3,622,623 shares	)	($73,914,460 ÷ 7,188,362 shares )	($101,060,398 ÷ 9,598,049 shares	)	($54,164,890 ÷ 5,280,919 shares	)	($257,528,511 ÷ 28,314,888 shares )

N/A	N/A		N/A	N/A		$10.26		N/A
						($22,605,814 ÷ 2,203,047 shares	)

N/A	N/A		N/A	N/A		N/A		N/A

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	65

Statements of Operations ($ Thousands)

For the six month period ended February 28, 2011 (Unaudited)

	Tax Free Fund	Institutional Tax Free Fund	Intermediate- Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$1,047	$1,685	$17,914	$5,781
Dividend Income	—	—	—	—
Dividends from Affiliated Investments*	—	—	1	—
Total Investment Income	1,047	1,685	17,915	5,781
Expenses:
Administration Fees	1,084	1,712	1,063	685
Shareholder Servicing Fees — Class A	753	962	1,108	714
Administrative and Shareholder Servicing Fees — Class B(1)	—	262	—	—
Administrative and Shareholder Servicing Fees — Class C(1)	—	17	—	—
Investment Advisory Fees	110	174	1,462	942
Trustees’ Fees	12	19	18	12
Chief Compliance Officer Fees	2	3	3	2
Professional Fees	28	43	41	25
Pricing Fees	28	42	35	19
Printing Fees	25	37	37	25
Custodian/Wire Agent Fees	16	7	19	10
Registration Fees	16	24	18	10
Insurance Fees	4	6	5	3
Other Expenses	10	14	13	7
Total Expenses	2,088	3,322	3,822	2,454
Less, Waiver of:
Administration Fees	(311)	(644)	—	—
Shareholder Servicing Fees — Class A	(753)	(962)	(796)	(473)
Administrative and Shareholder Servicing Fees — Class B(1)	—	(260)	—	—
Administrative and Shareholder Servicing Fees — Class C(1)	—	(17)	—	—
Investment Advisory Fees	—	—	(217)	(171)
Net Expenses	1,024	1,439	2,809	1,810
Net Investment Income	23	246	15,106	3,971
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	—	58	1,246	(175)
Net Change in Unrealized Depreciation on Investments	—	—	(42,940)	(3,154)
Net Change in Unrealized Depreciation on Swap Contracts	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$23	$304	$(26,588)	$642

*	See Note 3 in the notes to financial statements.
(1)	Indicates class specific Administrative and Shareholder Service Fees.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,039	$656	$1,387	$1,853	$1,486	$5,112
—	—	—	—	—	1,870
1	—	—	—	1	3
3,040	656	1,387	1,853	1,487	6,985

188	44	91	125	76	425
196	45	95	130	66	303

—	—	—	—	34	—

—	—	—	—	—	—
258	60	125	171	133	607
3	1	2	2	2	5
—	—	—	—	—	1
7	2	4	5	3	11
6	1	3	4	3	7
7	2	3	5	3	11
4	1	2	2	2	4
3	1	2	2	2	4
1	—	—	1	—	1
2	—	1	2	1	3
675	157	328	449	325	1,382

(7)	—	(4)	(5)	(42)	(29)
(182)	(30)	(88)	(98)	(6)	(255)
—	—	—	—	(26)	—
—	—	—	—	—	—
(13)	(11)	(7)	(32)	(30)	(49)
473	116	229	314	221	1,049
2,567	540	1,158	1,539	1,266	5,936

14	77	42	763	206	897

(7,269)	(1,745)	(3,677)	(5,425)	(3,527)	(12,859)

—	—	—	—	—	(117)

$(4,688)	$(1,128)	$(2,477)	$(3,123)	$(2,055)	$(6,143)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	67

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2011 (Unaudited) and the year ended August 31, 2010

	Tax Free Fund		Institutional Tax Free Fund
	09/01/10-02/28/11	09/01/09-08/31/10	09/01/10-02/28/11	09/01/09-08/31/10
Operations:
Net Investment Income	$23	$223	$246	$998
Net Realized Gain (Loss) on Investments	—	99	58	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	23	322	304	997
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(30)	(131)	(205)	(655)
Class B	—	—	(44)	(91)
Class C	—	—	(1)	(6)
Net Realized Gains
Class A	(151)	(75)	(88)	(149)
Class B	—	—	(23)	(29)
Class C	—	—	(1)	(1)
Total Dividends and Distributions	(181)	(206)	(362)	(931)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	1,732,001	3,541,984	1,302,140	3,149,674
Reinvestment of Dividends & Distributions	173	191	127	275
Cost of Shares Redeemed	(1,761,143)	(3,899,706)	(1,386,739)	(3,428,936)
Net Increase (Decrease) from Class A Transactions	(28,969)	(357,531)	(84,472)	(278,987)
Class B:
Proceeds from Shares Issued	—	—	186,853	455,263
Reinvestment of Dividends & Distributions	—	—	47	81
Cost of Shares Redeemed	—	—	(208,122)	(518,246)
Net Decrease from Class B Transactions	—	—	(21,222)	(62,902)
Class C:
Proceeds from Shares Issued	—	—	14,927	85,022
Reinvestment of Dividends & Distributions	—	—	1	2
Cost of Shares Redeemed	—	—	(14,038)	(94,012)
Net Increase (Decrease) from Class C Transactions	—	—	890	(8,988)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	(28,969)	(357,531)	(104,804)	(350,877)
Net Increase (Decrease) in Net Assets	(29,127)	(357,415)	(104,862)	(350,811)
Net Assets:
Beginning of Period	624,432	981,847	1,015,142	1,365,953
End of Period	$595,305	$624,432	$910,280	$1,015,142
Undistributed (Distribution in Excess of) Net Investment Income	$(1)	$6	$(1)	$3

(1)	For Capital Share Transactions, see Note 9 in the notes to the financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Intermediate- Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
09/01/10-02/28/11	09/01/09-08/31/10	09/01/10-02/28/11	09/01/09-08/31/10	09/01/10-02/28/11	09/01/09-08/31/10

$15,106	$31,093	$3,971	$8,610	$2,567	$5,274
1,246	3,215	(175)	188	14	336
(42,940)	48,459	(3,154)	(358)	(7,269)	8,791
(26,588)	82,767	642	8,440	(4,688)	14,401

(15,189)	(31,083)	(3,886)	(8,652)	(2,660)	(5,263)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(2,386)	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(15,189)	(31,083)	(3,886)	(11,038)	(2,660)	(5,263)

148,743	338,272	182,293	403,550	23,536	49,220
13,445	27,130	3,342	9,477	2,382	4,801
(171,904)	(292,494)	(188,168)	(271,933)	(23,055)	(43,801)
(9,716)	72,908	(2,533)	141,094	2,863	10,220

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(9,716)	72,908	(2,533)	141,094	2,863	10,220
(51,493)	124,592	(5,777)	138,496	(4,485)	19,358

937,231	812,639	572,521	434,025	165,191	145,833
$885,738	$937,231	$566,744	$572,521	$160,706	$165,191
$35	$118	$190	$105	$(4)	$89

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	69

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2011 (Unaudited) and the year ended August 31, 2010

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	09/01/10-02/28/11	09/01/09-08/31/10	09/01/10-02/28/11	09/01/09-08/31/10
Operations:
Net Investment Income	$540	$1,126	$1,158	$2,503
Net Realized Gain on Investments	77	117	42	271
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	(1,745)	2,018	(3,677)	3,427
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,128)	3,261	(2,477)	6,201
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(542)	(1,124)	(1,163)	(2,503)
Class B	—	—	—	—
Net Realized Gains
Class A	(114)	(120)	(188)	—
Total Dividends and Distributions	(656)	(1,244)	(1,351)	(2,503)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	4,568	9,508	10,372	22,334
Reinvestment of Dividends & Distributions	608	1,154	1,260	2,312
Cost of Shares Redeemed	(4,451)	(7,818)	(13,831)	(24,742)
Net Increase (Decrease) from Class A Transactions	725	2,844	(2,199)	(96)
Class B:
Proceeds from Shares Issued	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	—	—	—	—
Net Decrease from Class B Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	725	2,844	(2,199)	(96)
Net Increase (Decrease) in Net Assets	(1,059)	4,861	(6,027)	3,602
Net Assets:
Beginning of Period	38,439	33,578	79,941	76,339
End of Period	$37,380	$38,439	$73,914	$79,941
Undistributed (Distribution in Excess of) Net Investment Income	$4	$6	$(5)	$—

(1)	For Capital Share Transactions, see Note 9 in the notes to the financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
09/01/10-02/28/11	09/01/09-08/31/10	09/01/10-02/28/11	09/01/09-08/31/10	09/01/10-02/28/11	09/01/09-08/31/10

$1,539	$3,322	$1,266	$2,769	$5,936	$9,186
763	266	206	92	897	2,584
(5,425)	5,404	(3,527)	4,141	(12,976)	15,933
(3,123)	8,992	(2,055)	7,002	(6,143)	27,703

(1,547)	(3,319)	(884)	(1,845)	(5,825)	(9,075)
—	—	(399)	(918)	—	—

(732)	—	—	—	—	—
(2,279)	(3,319)	(1,283)	(2,763)	(5,825)	(9,075)

12,137	28,176	7,608	19,468	99,364	92,435
2,053	2,975	776	1,617	4,787	7,254
(19,349)	(25,590)	(8,252)	(15,540)	(47,063)	(67,026)
(5,159)	5,561	132	5,545	57,088	32,663

—	—	2,343	5,460	—	—
—	—	55	121	—	—
—	—	(3,600)	(8,064)	—	—
—	—	(1,202)	(2,483)	—	—
(5,159)	5,561	(1,070)	3,062	57,088	32,663
(10,561)	11,234	(4,408)	7,301	45,120	51,291

111,621	100,387	81,179	73,878	212,409	161,118
$101,060	$111,621	$76,771	$81,179	$257,529	$212,409
$(6)	$2	$21	$38	$373	$262

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	71

Financial Highlights

For the six month period ended February 28, 2011 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax Free Fund
Class A
2011@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.03%	$595,305	0.34	%(4)	0.69%	0.01%	N/A
2010	1.00	—	(1)	—	—	(1)	— (1)	—	(1)	— (1)	1.00	0.03	624,432	0.36	(4)	0.70	0.03	N/A
2009	1.00	0.010		—	0.010		(0.010)	—	(1)	(0.010)	1.00	1.06	981,847	0.48	(2)(4)	0.72	1.01	N/A
2008	1.00	0.023		—	0.023		(0.023)	—		(0.023)	1.00	2.33	891,222	0.45		0.68	2.28	N/A
2007	1.00	0.032		—	0.032		(0.032)	—		(0.032)	1.00	3.28	707,142	0.45		0.68	3.23	N/A
2006	1.00	0.027		—	0.027		(0.027)	—		(0.027)	1.00	2.76	667,587	0.45		0.69	2.72	N/A
Institutional Tax Free Fund
Class A
2011@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.04%	$746,042	0.30	%(4)	0.69%	0.03%	N/A
2010	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.08	830,532	0.29	(4)	0.70	0.09	N/A
2009	1.00	0.012		—	0.012		(0.012)	—	(1)	(0.012)	1.00	1.22	1,109,466	0.37	(3)(4)	0.72	1.14	N/A
2008	1.00	0.024		—	0.024		(0.024)	—		(0.024)	1.00	2.44	1,128,205	0.33		0.68	2.39	N/A
2007	1.00	0.033		—	0.033		(0.033)	—		(0.033)	1.00	3.39	920,166	0.33		0.69	3.34	N/A
2006	1.00	0.029		—	0.029		(0.029)	—		(0.029)	1.00	2.90	786,745	0.33		0.69	2.85	N/A
Class B
2011@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.04%	$157,636	0.30	%(4)	0.74%	0.02%	N/A
2010	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.07	178,900	0.30	(4)	0.74	0.07	N/A
2009	1.00	0.009		—	0.009		(0.009)	—	(1)	(0.009)	1.00	0.94	241,788	0.64	(3)(4)	0.75	0.93	N/A
2008	1.00	0.021		—	0.021		(0.021)	—		(0.021)	1.00	2.14	384,626	0.63		0.73	2.10	N/A
2007	1.00	0.030		—	0.030		(0.030)	—		(0.030)	1.00	3.09	329,241	0.63		0.74	3.04	N/A
2006	1.00	0.026		—	0.026		(0.026)	—		(0.026)	1.00	2.59	297,434	0.63		0.74	2.55	N/A
Class C
2011@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.04%	$6,602	0.30	%(4)	0.94%	0.02%	N/A
2010	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.06	5,710	0.31	(4)	0.95	0.07	N/A
2009	1.00	0.008		—	0.008		(0.008)	—	(1)	(0.008)	1.00	0.78	14,699	0.81	(3)(4)	0.92	0.82	N/A
2008	1.00	0.019		—	0.019		(0.019)	—		(0.019)	1.00	1.93	17,278	0.83		0.93	1.96	N/A
2007	1.00	0.028		—	0.028		(0.028)	—		(0.028)	1.00	2.87	33,056	0.83		0.94	2.85	N/A
2006	1.00	0.024		—	0.024		(0.024)	—		(0.024)	1.00	2.38	21,541	0.83		0.94	2.37	N/A
Intermediate-Term Municipal Fund
Class A
2011@	$11.48	$0.19		$(0.52)	$(0.33)		$(0.19)	$—		$(0.19)	$10.96	(2.89)%	$885,738	0.63%		0.86%	3.41%	14%
2010	10.83	0.38		0.65	1.03		(0.38)	—		(0.38)	11.48	9.71	937,231	0.63		0.86	3.45	20
2009	10.70	0.38		0.13 ††	0.51		(0.38)	—		(0.38)	10.83	4.92	812,639	0.63		0.86	3.61	36
2008	10.63	0.38		0.07	0.45		(0.38)	—		(0.38)	10.70	4.26	1,119,100	0.62		0.85	3.49	36
2007	10.81	0.39		(0.18)	0.21		(0.39)	—		(0.39)	10.63	1.94	1,152,018	0.60		0.86	3.62	34
2006	10.98	0.37		(0.14)	0.23		(0.37)	(0.03)		(0.40)	10.81	2.18	1,046,278	0.60		0.86	3.48	34
Short Duration Municipal Fund
Class A
2011@	$10.11	$0.07		$(0.06)	$0.01		$(0.07)	$—		$(0.07)	$10.05	0.08%	$566,744	0.63%		0.86%	1.39%	38%
2010	10.16	0.18		—	0.18		(0.18)	(0.05)		(0.23)	10.11	1.79	572,521	0.63		0.86	1.75	33
2009	10.06	0.27		0.10	0.37		(0.27)	—		(0.27)	10.16	3.70	434,025	0.63		0.86	2.68	68
2008	9.93	0.30		0.13	0.43		(0.30)	—		(0.30)	10.06	4.37	348,751	0.62		0.86	2.95	38
2007	9.92	0.31		0.01	0.32		(0.31)	—		(0.31)	9.93	3.23	292,216	0.60		0.86	3.12	28
2006	9.94	0.25		(0.02)	0.23		(0.25)	—		(0.25)	9.92	2.33	209,589	0.60		0.86	2.50	28
California Municipal Bond Fund
Class A
2011@	$10.85	$0.18		$(0.50)	$(0.32)		$(0.18)	$—		$(0.18)	$10.35	(2.99)%	$160,706	0.60%		0.86%	3.28%	11%
2010	10.24	0.35		0.61	0.96		(0.35)	—		(0.35)	10.85	9.56	165,191	0.60		0.86	3.36	7
2009	10.22	0.34		0.06 ††	0.40		(0.34)	(0.04)		(0.38)	10.24	4.11	145,833	0.60		0.86	3.40	25
2008	10.04	0.34		0.18	0.52		(0.34)	—	(5)	(0.34)	10.22	5.29	220,938	0.60		0.85	3.34	16
2007	10.18	0.35		(0.13)	0.22		(0.35)	(0.01)		(0.36)	10.04	2.13	219,744	0.60		0.86	3.45	14
2006	10.36	0.35		(0.15)	0.20		(0.35)	(0.03)		(0.38)	10.18	2.03	196,102	0.60		0.87	3.50	32
Massachusetts Municipal Bond Fund
Class A
2011@	$10.83	$0.15		$(0.48)	$(0.33)		$(0.15)	$(0.03)		$(0.18)	$10.32	(2.99)%	$37,380	0.63%		0.86%	2.97%	8%
2010	10.26	0.32		0.61	0.93		(0.32)	(0.04)		(0.36)	10.83	9.23	38,439	0.63		0.86	3.09	14
2009	9.99	0.35		0.30	0.65		(0.35)	(0.03)		(0.38)	10.26	6.67	33,578	0.63		0.86	3.51	20
2008	9.83	0.34		0.18	0.52		(0.34)	(0.02)		(0.36)	9.99	5.36	46,448	0.62		0.86	3.44	14
2007	9.94	0.35		(0.10)	0.25		(0.35)	(0.01)		(0.36)	9.83	2.51	42,238	0.60		0.86	3.52	13
2006	10.18	0.35		(0.16)	0.19		(0.35)	(0.08)		(0.43)	9.94	1.96	37,268	0.60		0.86	3.53	14

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class A
2011@	$10.80	$0.16	$(0.49)	$(0.33)	$(0.16)	$(0.03)	$(0.19)	$10.28	(3.12)%	$73,914	0.60%	0.86%	3.05%	3%
2010	10.31	0.33	0.49	0.82	(0.33)	—	(0.33)	10.80	8.06	79,941	0.60	0.86	3.12	12
2009	10.13	0.33	0.18	0.51	(0.33)	—	(0.33)	10.31	5.21	76,339	0.60	0.86	3.32	7
2008	9.95	0.33	0.18	0.51	(0.33)	—	(0.33)	10.13	5.18	125,383	0.60	0.86	3.26	10
2007	10.05	0.34	(0.10)	0.24	(0.34)	— (5)	(0.34)	9.95	2.41	118,700	0.60	0.86	3.36	21
2006	10.21	0.34	(0.16)	0.18	(0.34)	—	(0.34)	10.05	1.83	90,527	0.60	0.87	3.40	17
New York Municipal Bond Fund
Class A
2011@	$11.08	$0.16	$(0.47)	$(0.31)	$(0.16)	$(0.08)	$(0.24)	$10.53	(2.86)%	$101,060	0.60%	0.86%	2.96%	11%
2010	10.52	0.33	0.56	0.89	(0.33)	—	(0.33)	11.08	8.59	111,621	0.60	0.86	3.07	10
2009	10.37	0.35	0.19	0.54	(0.35)	(0.04)	(0.39)	10.52	5.33	100,387	0.60	0.86	3.40	10
2008	10.20	0.34	0.18	0.52	(0.34)	(0.01)	(0.35)	10.37	5.16	151,827	0.60	0.85	3.32	15
2007	10.26	0.35	(0.06)	0.29	(0.35)	— (5)	(0.35)	10.20	2.88	151,008	0.60	0.86	3.41	8
2006	10.44	0.35	(0.14)	0.21	(0.35)	(0.04)	(0.39)	10.26	2.03	133,089	0.60	0.86	3.38	13
Pennsylvania Municipal Bond Fund
Class A
2011@	$10.71	$0.17	$(0.45)	$(0.28)	$(0.17)	$—	$(0.17)	$10.26	(2.60)%	$54,165	0.63%	0.84%	3.29%	11%
2010	10.15	0.36	0.56	0.92	(0.36)	—	(0.36)	10.71	9.21	56,367	0.63	0.84	3.45	15
2009	10.25	0.38	(0.10)	0.28	(0.38)	—	(0.38)	10.15	2.88	47,932	0.63	0.92	3.79	15
2008	10.28	0.40	(0.02)	0.38	(0.40)	(0.01)	(0.41)	10.25	3.77	81,073	0.62	0.83	3.87	14
2007	10.43	0.42	(0.15)	0.27	(0.42)	—	(0.42)	10.28	2.61	77,775	0.60	0.84	4.04	23
2006	10.63	0.42	(0.18)	0.24	(0.42)	(0.02)	(0.44)	10.43	2.31	64,573	0.60	0.84	4.00	7
Class B
2011@	$10.72	$0.18	$(0.46)	$(0.28)	$(0.18)	$—	$(0.18)	$10.26	(2.62)%	$22,606	0.48%	0.89%	3.43%	11%
2010	10.16	0.37	0.56	0.93	(0.37)	—	(0.37)	10.72	9.35	24,812	0.48	0.89	3.60	15
2009	10.25	0.39	(0.09)	0.30	(0.39)	—	(0.39)	10.16	3.11	25,946	0.48	0.97	3.92	15
2008	10.28	0.41	(0.02)	0.39	(0.41)	(0.01)	(0.42)	10.25	3.90	25,544	0.48	0.88	4.01	14
2007	10.43	0.43	(0.15)	0.28	(0.43)	—	(0.43)	10.28	2.74	27,767	0.48	0.89	4.16	23
2006	10.63	0.43	(0.18)	0.25	(0.43)	(0.02)	(0.45)	10.43	2.43	42,779	0.48	0.89	4.12	7
Tax-Advantaged Income Fund
Class A
2011@	$9.53	$0.23	$(0.44)	$(0.21)	$(0.22)	$—	$(0.22)	$9.10	(2.21)%	$257,529	0.86%	1.13%	4.89%	14%
2010	8.59	0.46	0.93	1.39	(0.45)	—	(0.45)	9.53	16.51	212,409	0.86	1.13	4.98	18
2009	8.95	0.50	(0.37)††	0.13	(0.49)	—	(0.49)	8.59	2.34	161,118	0.86	1.13	6.45	16
2008**	10.00	0.47	(1.07)	(0.60)	(0.45)	— (5)	(0.45)	8.95	(6.15)	104,718	0.86	1.15	5.16	41

(1)	Amount represents less than $0.001 per share.
(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.48%.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio for Class A, Class B and Class C would have been 0.37%, 0.64% and 0.81%, respectively.
(4)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.
(5)	Amount represents less than $0.01 per share.
*	Per share calculations were performed using average shares.
**	The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios have been annualized.
@	For the six month period ended February 28, 2011. All ratios for the period have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	73

Notes to Financial Statements

February 28, 2011 (Unaudited)

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Money Market Funds, (each a “Fund,” collectively “the Money Market Funds”), the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund,” collectively “the Fixed Income Funds”). The Funds are registered to offer up to four classes of shares: Class A, Class B, Class C and Class G. As of period end the Class G shares have not launched. The Trust’s prospectuses provide a description of each Fund’s investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2011, there were no fair valued securities in the Funds.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the six-month period ended February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended February 28, 2011 there were no significant transfers between levels.

For the six-month period ended February 28, 2011, there have been no significant changes to the Trust’s fair valuation methodologies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2011, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Swap Agreements — The Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions from a single identifiable source that in the aggregate exceeds $50 million within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Intermediate-Term Municipal Fund	$25,000	0.50%
Short Duration Municipal Fund	25,000	0.50
California Municipal Bond Fund	10,000	0.50
Massachusetts Municipal Bond Fund	10,000	0.50
New Jersey Municipal Bond Fund	10,000	0.50
New York Municipal Bond Fund	10,000	0.50
Pennsylvania Municipal Bond Fund	10,000	0.50
Tax-Advantaged Income Fund	10,000	0.50

For the six month period ended February 28, 2011, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

Fees Paid Indirectly — The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/ wire agent fees on the statement of operations, with the corresponding expense offset shown as “fees paid indirectly,” if any.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	75

Notes to Financial Statements (Continued)

February 28, 2011 (Unaudited)

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company (“SEI”), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

Tax Free Fund	0.36%
Institutional Tax Free Fund	0.36%
Intermediate-Term Municipal Fund	0.24%
Short Duration Municipal Fund	0.24%
California Municipal Bond Fund	0.24%
Massachusetts Municipal Bond Fund	0.24%
New Jersey Municipal Bond Fund	0.24%
New York Municipal Bond Fund	0.24%
Pennsylvania Municipal Bond Fund	0.20%
Tax-Advantaged Income Fund	0.35%

However, the Administrator has voluntarily agreed to waive a portion of its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds’ daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

	Tax Free	Institutional Tax Free	Intermediate- Term Municipal	Short Duration Municipal	California Municipal Bond
Class A	0.45%	0.33%	0.63%	0.63%	0.60%
Class B	—	0.63%	—	—	—
Class C	—	0.83%	—	—	—

	Massachusetts Municipal Bond	New Jersey Municipal Bond	New York Municipal Bond	Pennsylvania Municipal Bond	Tax- Advantaged Income
Class A	0.63%	0.60%	0.60%	0.63%	0.86%
Class B	—	—	—	0.48%	—

Temporary Guarantee Program — On September 18, 2008 the U.S. Treasury Department (the “Treasury”) commenced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Trust’s Board of Trustees approved the participation of the Money Market Funds in the Program from its commencement on September 18, 2008 through September 18, 2009.

Under the Program, the Treasury guaranteed the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share (NAV) fell below $0.995. The Program did not protect investors who were not shareholders of a participating fund after September 18, 2008. The cost of participating in the Program and the Program extensions was borne by the participating fund, and was not subject to any expense limitation or reimbursement agreement.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

Fund	Shareholder Servicing Fees	Administrative Service Fees
Tax Free
Class A	.25%	—
Institutional Tax Free
Class A	.25%	—
Class B	.25%	.05%
Class C	.25%	.25%
Intermediate-Term Municipal
Class A	.25%	—
Short Duration
Municipal — Class A	.25%	—
California Municipal Bond
Class A	.25%	—
Massachusetts Municipal Bond
Class A	.25%	—
New Jersey Municipal Bond
Class A	.25%	—
New York Municipal Bond
Class A	.25%	—
Pennsylvania Municipal Bond
Class A	.25%	—
Class B	.25%	.05%
Tax-Advantaged Income
Class A	.25%	—

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

The Distributor has voluntarily agreed to waive and reduce its fee and/ or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six-month period ended February 28, 2011:

	Administration Fee Waiver ($ Thousands)	Administrative and Shareholder Service Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$311	$—
Institutional Tax Free Fund, Cl A	130	—
Institutional Tax Free Fund, Cl B	—	260
Institutional Tax Free Fund, Cl C	—	17

Other — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator, or the Distributor, SEI Investments Management Corporation (“SIMC”) (the “Adviser”), a wholly

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% for the Tax-Advantaged Income Fund, .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds’ total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of the Money Market Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Advisor for the Money Market Funds.

Pursuant to the “manager of managers” structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Fixed Income LLC (“NBFI”) acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management (“SMAM”) acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Management Company (“DMC”) act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. (“MIM”) is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Pacific Investment Management Company LLC (“PIMCO”) and Spectrum Asset Management (“Spectrum”) act as Sub-Advisers to the Tax-Advantaged Income Fund. Each Sub-Adviser is party to an investment sub-advisory agreement. SIMC is responsible for the supervision of, and payment of fees to NBFI, MIM, DMC, SMAM, PIMCO and Spectrum in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six-months ended February 28, 2011, were as follows:

	Intermediate- Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$125,990	$122,246	$16,378	$3,850
Sales	139,112	120,780	17,135	2,700

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax-Advantaged Income Fund ($ Thousands)
Purchases	$1,890	$11,755	$8,665	$75,976
Sales	4,407	17,106	9,104	30,948

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of such securities.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	77

Notes to Financial Statements (Continued)

February 28, 2011 (Unaudited)

Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of February 28, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of distributions, accretion on market discount bonds and investments in preferred stock have been reclassified to/from the following accounts as of August 31, 2010:

	Undistributed Net Investment Income ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)
Tax Free Fund	$6	$(6)
Institutional Tax Free Fund	4	(4)
Tax-Advantaged Income Fund	(1)	1

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tax Free Fund	2010	$131	$75	$—	$206
	2009	10,381	247	5	10,633
Institutional Tax Free Fund	2010	758	149	24	931
	2009	16,370	266	—	16,636
Intermediate-Term Municipal Fund	2010	31,059	24	—	31,083
	2009	30,101	90	—	30,191
Short Duration Municipal Fund	2010	8,533	1,552	953	11,038
	2009	9,952	4	—	9,956
California Municipal Bond Fund	2010	5,261	2	—	5,263
	2009	5,408	39	714	6,161
Massachusetts Municipal Bond Fund	2010	1,124	—	120	1,244
	2009	1,261	—	117	1,378
New Jersey Municipal Bond Fund	2010	2,503	—	—	2,503
	2009	2,892	—	—	2,892
New York Municipal Bond Fund	2010	3,315	4	—	3,319
	2009	3,716	58	339	4,113
Pennsylvania Municipal Bond Fund	2010	2,762	1	—	2,763
	2009	3,070	19	—	3,089
Tax-Advantaged Income Fund	2010	5,234	3,841	—	9,075
	2009	4,073	3,363	—	7,436

As of August 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tax Free Fund	$12	$6	$144	$—	$—	$—	$(5)	$157
Institutional Tax Free Fund	48	—	104	—	—	—	(43)	109
Intermediate-Term Municipal Fund	2,628	—	—	(17,674)	—	61,750	(2,614)	44,090

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Short Duration Municipal Fund	$730	$—	$65	$—	$—	$4,728	$(723)	$4,800
California Municipal Bond Fund	453	—	—	(714)	—	11,747	(453)	11,033
Massachusetts Municipal Bond Fund	95	—	71	—	—	3,006	(95)	3,077
New Jersey Municipal Bond Fund	205	—	123	—	—	5,775	(204)	5,899
New York Municipal Bond Fund	287	—	167	—	—	8,280	(286)	8,448
Pennsylvania Municipal Bond Fund	230	—	—	(1,955)	—	4,553	(227)	2,601
Tax-Advantaged Income Fund	513	367	—	(3,618)	—	19,123	(931)	15,454

Post-October losses represent losses realized on investment transactions from November 1, 2009 through August 31, 2010, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2018 ($Thousands)	Expires 2017 ($Thousands)	Expires 2016 ($Thousands)	Expires 2015 ($Thousands)	Expires 2014 ($Thousands)	Expires 2013 ($Thousands)	Expires 2012 ($Thousands)	Expires 2011 ($Thousands)	Total Capital Loss Carryforward 8/31/2010 ($Thousands)
Intermediate-Term Municipal Fund	$4,482	$8,217	$2,045	$2,758	$172	$—	$—	$—	$17,674
California Municipal Bond Fund	182	532	—	—	—	—	—	—	714
Pennsylvania Municipal Bond Fund	1,458	497	—	—	—	—	—	—	1,955
Tax-Advantaged Income Fund	—	3,618	—	—	—	—	—	—	3,618

During the year ending August 31, 2010, the following funds utilized capital loss carryforwards to offset realized capital gains.

Amount ($ Thousands)
New Jersey Municipal Bond Fund	$148
Pennsylvania Municipal Bond Fund	99
Tax-Advantaged Income Fund	1,103

At February 28, 2011, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$861,750	$27,025	$(8,253)	$18,772
Short Duration Municipal Fund	577,588	2,373	(674)	1,699
California Municipal Bond Fund	154,438	5,014	(622)	4,392

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Massachusetts Municipal Bond Fund	$36,552	$1,336	$(75)	$1,261
New Jersey Municipal Bond Fund	70,974	2,452	(354)	2,098
New York Municipal Bond Fund	97,690	3,408	(553)	2,855
Pennsylvania Municipal Bond Fund	75,690	1,862	(849)	1,013
Tax-Advantaged Income Fund	248,901	18,155	(11,636)	6,519

At February 28, 2011, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	79

Notes to Financial Statements (Continued)

February 28, 2011 (Unaudited)

9. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund
	09/01/10 - 02/28/11	09/01/09 - 08/31/10	09/01/10 - 02/28/11	09/01/09 - 08/31/10	09/01/10 - 02/28/11	09/01/09 - 08/31/10
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	1,732,001	3,541,984	1,302,140	3,149,674	13,436	30,580
Reinvestments of Dividends & Distributions	173	191	127	275	1,210	2,443
Cost of Shares Redeemed	(1,761,143)	(3,899,706)	(1,386,739)	(3,428,936)	(15,468)	(26,360)
Total Class A Transactions	(28,969)	(357,531)	(84,472)	(278,987)	(822)	6,663
Class B:
Proceeds from Shares Issued	—	—	186,853	455,264	—	—
Reinvestments of Dividends & Distributions	—	—	47	81	—	—
Cost of Shares Redeemed	—	—	(208,122)	(518,246)	—	—
Total Class B Transactions	—	—	(21,222)	(62,901)	—	—
Class C:
Proceeds from Shares Issued	—	—	14,927	85,022	—	—
Reinvestments of Dividends & Distributions	—	—	1	2	—	—
Cost of Shares Redeemed	—	—	(14,038)	(94,012)	—	—
Total Class C Transactions	—	—	890	(8,988)	—	—
Increase (Decrease) in Share Transactions	(28,969)	(357,531)	(104,804)	(350,876)	(822)	6,663

Amounts designated as “—” are $0 or have been rounded to $0.

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	09/01/10 - 02/28/11	09/01/09 - 08/31/10	09/01/10 - 02/28/11	09/01/09 - 08/31/10	09/01/10 - 02/28/11	09/01/09 - 08/31/10
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	18,092	39,849	2,264	4,730	439	914
Reinvestments of Dividends & Distributions	332	936	227	459	59	111
Cost of Shares Redeemed	(18,680)	(26,852)	(2,196)	(4,202)	(423)	(750)
Total Class A Transactions	(256)	13,933	295	987	75	275
Increase (Decrease) in Share Transactions	(256)	13,933	295	987	75	275

Amounts designated as “—” are $0 or have been rounded to $0.

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/10 - 02/28/11	09/01/09 - 08/31/10	09/01/10 - 02/28/11	09/01/09 - 08/31/10	09/01/10 - 02/28/11	09/01/09 - 08/31/10	09/01/10 - 02/28/11	09/01/09 - 08/31/10
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	995	2,142	1,142	2,634	740	1,885	10,590	10,123
Reinvestments of Dividends & Distributions	121	221	192	277	75	156	517	790
Cost of Shares Redeemed	(1,331)	(2,367)	(1,806)	(2,384)	(796)	(1,500)	(5,092)	(7,360)
Total Class A Transactions	(215)	(4)	(472)	527	19	541	6,015	3,553
Class B:
Proceeds from Shares Issued	—	—	—	—	227	528	—	—
Reinvestments of Dividends & Distributions	—	—	—	—	5	12	—	—
Cost of Shares Redeemed	—	—	—	—	(344)	(780)	—	—
Total Class B Transactions	—	—	—	—	(112)	(240)	—	—
Increase (Decrease) in Share Transactions	(215)	(4)	(472)	527	(93)	301	6,015	3,553

Amounts designated as “—” are $0 or have been rounded to $0.

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

Notes to Financial Statements (Concluded)

February 28, 2011 (Unaudited)

10. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. One provision of ASU No. 2010-06 will require reporting entities to separately report information about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this provision of ASU No. 2010-06 and its impact on the financial statements has not been determined.

11. SUBSEQUENT EVENT

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	81

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Annualized Expense Ratios	Expenses Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.30	0.34%	$1.69
Hypothetical 5% Return
Class A	$1,000.00	$1,023.09	0.34%	$1.71
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.40	0.30%	$1.49
Class B	1,000.00	1,000.40	0.30	1.49
Class C	1,000.00	1,000.40	0.30	1.49
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.30%	$1.51
Class B	1,000.00	1,023.29	0.30	1.51
Class C	1,000.00	1,023.29	0.30	1.51
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$971.10	0.63%	$3.08
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Annualized Expense Ratios	Expenses Paid During Period*
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,000.80	0.63%	$3.13
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$970.10	0.60%	$2.93
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$970.10	0.63%	$3.08
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Annualized Expense Ratios	Expenses Paid During Period*
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$968.80	0.60%	$2.93
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$971.40	0.60%	$2.93
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Annualized Expense Ratios	Expenses Paid During Period*
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$974.00	0.63%	$3.08
Class B	1,000.00	973.80	0.48	2.35
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
Class B	1,000.00	1,022.38	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$977.90	0.86%	$4.22
Hypothetical 5% Return
Class A	$1,000.00	$1,020.48	0.86%	$4.32

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2011	83

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-090 (02/11)

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.    Schedule of Investments

Not applicable for semi-annual report.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 6, 2011

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 6, 2011